UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2014.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.0%
172,000	Ally Auto Receivables Trust, Series 2013-2, Class A3, 0.790%, 01/15/18	172,501
57,651	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2, 0.740%, 11/08/16	57,724
22,264	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.524%, 04/25/36	21,333
	CarMax Auto Owner Trust,
62,000	Series 2013-4, Class A3, 0.800%, 07/16/18	62,032
55,000	Series 2013-4, Class A4, 1.280%, 05/15/19	54,830
134,587	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	139,129
171,000	CFC LLC, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	170,980
76,912	CNH Equipment Trust, Series 2011-A, Class A4, 2.040%, 10/17/16	77,550
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.714%, 04/25/34	974
117,703	Series 2004-1, Class M1, VAR, 0.904%, 03/25/34	111,673
13,526	Series 2004-1, Class M2, VAR, 0.979%, 03/25/34	12,856
13,514	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.455%, 02/15/34	11,826
180,000	HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	179,640
	Hyundai Auto Receivables Trust,
169,000	Series 2013-A, Class A3, 0.560%, 07/17/17	169,186
200,000	Series 2013-A, Class A4, 0.750%, 09/17/18	199,226
35,728	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.504%, 07/25/34 (e)	35,565
	Long Beach Mortgage Loan Trust,
136,158	Series 2003-4, Class M1, VAR, 1.174%, 08/25/33	127,904
190,000	Series 2004-1, Class M1, VAR, 0.904%, 02/25/34	178,125
35,318	Series 2004-1, Class M2, VAR, 0.979%, 02/25/34	34,336
20,028	Series 2006-WL2, Class 2A3, VAR, 0.354%, 01/25/36	18,647
102,000	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	101,759
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.604%, 03/25/35	117,419
498,053	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	495,563
126,752	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.092%, 10/25/34	125,962
8,048	RASC Trust, Series 2003-KS9, Class A2B, VAR, 0.794%, 11/25/33	6,545
118,098	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	121,050
	Santander Drive Auto Receivables Trust,
28,181	Series 2011-1, Class B, 2.350%, 11/16/15	28,248
8,580	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	8,580
30,537	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	30,597
	Springleaf Funding Trust,
450,000	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	452,709
583,000	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	581,568
169,878	Volt NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	170,439

	Total Asset-Backed Securities (Cost $4,096,897)	4,076,476

Collateralized Mortgage Obligations — 27.1%
	Agency CMO — 18.9%
142,673	Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	159,015
	Federal Home Loan Mortgage Corp. REMIC,
777	Series 1065, Class J, 9.000%, 04/15/21	915
1,994	Series 11, Class D, 9.500%, 07/15/19	2,090
61,518	Series 1113, Class J, 8.500%, 06/15/21	66,228
4,273	Series 1250, Class J, 7.000%, 05/15/22	4,827
8,909	Series 1316, Class Z, 8.000%, 06/15/22	10,084
14,420	Series 1324, Class Z, 7.000%, 07/15/22	16,220
64,277	Series 1343, Class LA, 8.000%, 08/15/22	75,156

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
13,231	Series 1343, Class LB, 7.500%, 08/15/22	15,514
9,242	Series 1394, Class ID, IF, 9.566%, 10/15/22	10,843
8,997	Series 1395, Class G, 6.000%, 10/15/22	9,674
6,100	Series 1505, Class Q, 7.000%, 05/15/23	6,727
11,575	Series 1518, Class G, IF, 8.849%, 05/15/23	13,053
11,388	Series 1541, Class O, VAR, 2.010%, 07/15/23	11,150
260,297	Series 1577, Class PV, 6.500%, 09/15/23	287,440
207,718	Series 1584, Class L, 6.500%, 09/15/23	231,516
2,857	Series 1609, Class LG, IF, 16.997%, 11/15/23	3,129
223,817	Series 1633, Class Z, 6.500%, 12/15/23	248,059
255,383	Series 1638, Class H, 6.500%, 12/15/23	283,352
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	2,957
40,512	Series 1694, Class PK, 6.500%, 03/15/24	44,754
8,758	Series 1700, Class GA, PO, 02/15/24	7,689
30,096	Series 1798, Class F, 5.000%, 05/15/23	32,322
59,632	Series 1863, Class Z, 6.500%, 07/15/26	65,880
4,026	Series 1865, Class D, PO, 02/15/24	3,250
21,566	Series 1981, Class Z, 6.000%, 05/15/27	24,045
28,235	Series 1987, Class PE, 7.500%, 09/15/27	31,260
109,976	Series 1999, Class PU, 7.000%, 10/15/27	125,197
159,961	Series 2031, Class PG, 7.000%, 02/15/28 (m)	180,254
6,891	Series 2033, Class SN, HB, IF, 27.982%, 03/15/24	3,752
160,000	Series 2035, Class PC, 6.950%, 03/15/28	185,072
11,734	Series 2038, Class PN, IO, 7.000%, 03/15/28	2,708
37,165	Series 2054, Class PV, 7.500%, 05/15/28	42,725
184,982	Series 2057, Class PE, 6.750%, 05/15/28	208,642
53,544	Series 2064, Class TE, 7.000%, 06/15/28	61,271
38,076	Series 2075, Class PH, 6.500%, 08/15/28	42,718
126,810	Series 2095, Class PE, 6.000%, 11/15/28	140,454
7,500	Series 2132, Class SB, HB, IF, 29.880%, 03/15/29	13,161
12,338	Series 2134, Class PI, IO, 6.500%, 03/15/19	1,518
63,757	Series 2178, Class PB, 7.000%, 08/15/29	73,655
103,068	Series 2182, Class ZB, 8.000%, 09/15/29	119,981
3,336	Series 22, Class C, 9.500%, 04/15/20	3,675
16,048	Series 2247, Class Z, 7.500%, 08/15/30	18,572
204,947	Series 2259, Class ZC, 7.350%, 10/15/30	235,629
3,722	Series 2261, Class ZY, 7.500%, 10/15/30	4,293
55,073	Series 2283, Class K, 6.500%, 12/15/23	61,667
7,849	Series 2306, Class K, PO, 05/15/24	7,352
18,837	Series 2306, Class SE, IF, IO, 7.870%, 05/15/24	3,479
21,118	Series 2325, Class PM, 7.000%, 06/15/31	22,578
121,965	Series 2344, Class ZD, 6.500%, 08/15/31	131,181
19,609	Series 2344, Class ZJ, 6.500%, 08/15/31	21,822
12,670	Series 2345, Class NE, 6.500%, 08/15/31	14,220
51,513	Series 2345, Class PQ, 6.500%, 08/15/16	54,326
18,681	Series 2355, Class BP, 6.000%, 09/15/16	19,478
76,837	Series 2359, Class ZB, 8.500%, 06/15/31	92,521
184,161	Series 2367, Class ME, 6.500%, 10/15/31	194,840
16,903	Series 2390, Class DO, PO, 12/15/31	15,380
26,039	Series 2391, Class QR, 5.500%, 12/15/16	27,162
26,258	Series 2394, Class MC, 6.000%, 12/15/16	27,532
32,674	Series 2410, Class OE, 6.375%, 02/15/32	35,189
32,721	Series 2410, Class QS, IF, 19.097%, 02/15/32	49,011
33,859	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	8,672
36,238	Series 2412, Class SP, IF, 15.790%, 02/15/32	47,889
68,926	Series 2423, Class MC, 7.000%, 03/15/32	79,201
118,593	Series 2423, Class MT, 7.000%, 03/15/32	135,543
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	247,688
45,229	Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	10,124

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
30,152	Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	7,096
98,704	Series 2455, Class GK, 6.500%, 05/15/32	110,896
61,319	Series 2484, Class LZ, 6.500%, 07/15/32	68,253
254,688	Series 2500, Class MC, 6.000%, 09/15/32	279,642
14,550	Series 2503, Class BH, 5.500%, 09/15/17	15,421
122,386	Series 2527, Class BP, 5.000%, 11/15/17	129,231
91,219	Series 2535, Class BK, 5.500%, 12/15/22	100,471
2,645,659	Series 2543, Class YX, 6.000%, 12/15/32 (m)	2,934,721
198,181	Series 2544, Class HC, 6.000%, 12/15/32	219,872
371,214	Series 2575, Class ME, 6.000%, 02/15/33	411,607
1,027,891	Series 2578, Class PG, 5.000%, 02/15/18	1,087,950
27,362	Series 2586, Class WI, IO, 6.500%, 03/15/33	6,020
48,834	Series 2626, Class NS, IF, IO, 6.395%, 06/15/23	3,831
27,992	Series 2638, Class DS, IF, 8.445%, 07/15/23	31,750
134,846	Series 2647, Class A, 3.250%, 04/15/32	139,154
554,291	Series 2651, Class VZ, 4.500%, 07/15/18	584,149
1,039,043	Series 2656, Class BG, 5.000%, 10/15/32	1,106,036
134,690	Series 2682, Class LC, 4.500%, 07/15/32	139,508
1,348	Series 2755, Class SA, IF, 13.890%, 05/15/30	1,356
14,451	Series 2780, Class JG, 4.500%, 04/15/19	14,875
500,715	Series 2827, Class DG, 4.500%, 07/15/19	529,712
7,826	Series 2989, Class PO, PO, 06/15/23	7,766
300,000	Series 3047, Class OD, 5.500%, 10/15/35	334,028
195,027	Series 3085, Class VS, HB, IF, 28.100%, 12/15/35	330,233
65,108	Series 3117, Class EO, PO, 02/15/36	59,331
60,629	Series 3260, Class CS, IF, IO, 5.985%, 01/15/37	8,935
154,695	Series 3385, Class SN, IF, IO, 5.845%, 11/15/37	23,513
169,991	Series 3387, Class SA, IF, IO, 6.265%, 11/15/37	20,085
145,351	Series 3451, Class SA, IF, IO, 5.895%, 05/15/38	20,144
442,434	Series 3455, Class SE, IF, IO, 6.045%, 06/15/38	58,501
499,656	Series 3688, Class NI, IO, 5.000%, 04/15/32	51,849
159,080	Series 3759, Class HI, IO, 4.000%, 08/15/37	16,598
212,429	Series 3772, Class IO, IO, 3.500%, 09/15/24	13,109
494	Series 47, Class F, 10.000%, 06/15/20	564
433	Series 99, Class Z, 9.500%, 01/15/21	490
	Federal Home Loan Mortgage Corp. STRIPS,
155,942	Series 233, Class 11, IO, 5.000%, 09/15/35	29,002
201,893	Series 239, Class S30, IF, IO, 7.545%, 08/15/36	35,826
459,071	Series 262, Class 35, 3.500%, 07/15/42	460,055
467,849	Series 299, Class 300, 3.000%, 01/15/43	460,552
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
17,269	Series T-41, Class 3A, VAR, 6.795%, 07/25/32	20,050
111,406	Series T-54, Class 2A, 6.500%, 02/25/43	130,548
51,384	Series T-54, Class 3A, 7.000%, 02/25/43	59,184
214,330	Series T-56, Class APO, PO, 05/25/43	179,611
28,977	Series T-58, Class APO, PO, 09/25/43	24,316
1,000,000	Federal National Mortgage Association—ACES, Series 2014-M3, Class A2, 3.501%, 01/25/24	1,009,287
	Federal National Mortgage Association REMIC,
5,157	Series 1988-16, Class B, 9.500%, 06/25/18	5,629
4,026	Series 1989-83, Class H, 8.500%, 11/25/19	4,524
778	Series 1990-1, Class D, 8.800%, 01/25/20	877
4,934	Series 1990-10, Class L, 8.500%, 02/25/20	5,561
524	Series 1990-93, Class G, 5.500%, 08/25/20	538
18	Series 1990-140, Class K, HB, 652.145%, 12/25/20	218
1,138	Series 1990-143, Class J, 8.750%, 12/25/20	1,314

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
19,593	Series 1992-101, Class J, 7.500%, 06/25/22	22,076
9,079	Series 1992-143, Class MA, 5.500%, 09/25/22	9,828
30,841	Series 1993-146, Class E, PO, 05/25/23	29,179
70,336	Series 1993-155, Class PJ, 7.000%, 09/25/23	80,754
2,224	Series 1993-165, Class SD, IF, 13.228%, 09/25/23	2,827
11,090	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	12,883
95,301	Series 1993-203, Class PL, 6.500%, 10/25/23	105,173
9,923	Series 1993-205, Class H, PO, 09/25/23	8,352
500,419	Series 1993-223, Class PZ, 6.500%, 12/25/23	550,733
95,532	Series 1993-225, Class UB, 6.500%, 12/25/23	107,516
2,805	Series 1993-230, Class FA, VAR, 0.754%, 12/25/23	2,841
116,142	Series 1993-250, Class Z, 7.000%, 12/25/23	119,353
230,060	Series 1994-37, Class L, 6.500%, 03/25/24	253,992
1,978,658	Series 1994-72, Class K, 6.000%, 04/25/24	2,166,411
21,790	Series 1995-2, Class Z, 8.500%, 01/25/25	25,422
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	95,264
4,191	Series 1996-59, Class J, 6.500%, 08/25/22	4,583
153,050	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	5,132
18,923	Series 1997-39, Class PD, 7.500%, 05/20/27	22,092
36,903	Series 1997-46, Class PL, 6.000%, 07/18/27	40,222
91,471	Series 1997-61, Class ZC, 7.000%, 02/25/23	103,357
17,190	Series 1998-36, Class ZB, 6.000%, 07/18/28	18,718
34,194	Series 1998-43, Class SA, IF, IO, 17.213%, 04/25/23	10,369
50,087	Series 1998-46, Class GZ, 6.500%, 08/18/28	56,153
91,592	Series 1998-58, Class PC, 6.500%, 10/25/28	102,645
218,015	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	45,493
6,360	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	1,675
85,095	Series 2001-4, Class PC, 7.000%, 03/25/21	93,983
72,306	Series 2001-30, Class PM, 7.000%, 07/25/31	82,434
238,361	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	48,260
102,268	Series 2001-36, Class DE, 7.000%, 08/25/31	117,253
12,054	Series 2001-44, Class PD, 7.000%, 09/25/31	13,625
15,232	Series 2001-52, Class XN, 6.500%, 11/25/15	15,744
176,369	Series 2001-61, Class Z, 7.000%, 11/25/31	199,421
31,962	Series 2001-69, Class PG, 6.000%, 12/25/16	33,354
22,671	Series 2001-71, Class QE, 6.000%, 12/25/16	23,680
25,483	Series 2002-1, Class HC, 6.500%, 02/25/22	28,320
8,539	Series 2002-1, Class SA, HB, IF, 24.686%, 02/25/32	12,928
39,289	Series 2002-2, Class UC, 6.000%, 02/25/17	41,272
38,424	Series 2002-3, Class OG, 6.000%, 02/25/17	40,125
215,616	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	10,773
168,990	Series 2002-15, Class PO, PO, 04/25/32	144,177
80,642	Series 2002-28, Class PK, 6.500%, 05/25/32	90,625
229,879	Series 2002-62, Class ZE, 5.500%, 11/25/17	243,557
158,130	Series 2002-68, Class SH, IF, IO, 7.844%, 10/18/32	37,834
17,298	Series 2002-77, Class S, IF, 14.201%, 12/25/32	22,037
154,894	Series 2002-94, Class BK, 5.500%, 01/25/18	163,019
255,118	Series 2003-7, Class A1, 6.500%, 12/25/42	292,932
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	305,972
82,065	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	18,284

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
65,438	Series 2003-47, Class PE, 5.750%, 06/25/33	71,346
13,638	Series 2003-64, Class SX, IF, 13.364%, 07/25/33	16,362
23,192	Series 2003-66, Class PA, 3.500%, 02/25/33	24,118
44,989	Series 2003-71, Class DS, IF, 7.261%, 08/25/33	43,568
86,303	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	3,305
92,845	Series 2003-80, Class SY, IF, IO, 7.496%, 06/25/23	8,370
1,188,425	Series 2003-81, Class MC, 5.000%, 12/25/32	1,235,510
475,234	Series 2003-82, Class VB, 5.500%, 08/25/33	509,436
26,320	Series 2003-91, Class SD, IF, 12.243%, 09/25/33	31,425
220,222	Series 2003-116, Class SB, IF, IO, 7.446%, 11/25/33	51,541
1,251,406	Series 2003-128, Class DY, 4.500%, 01/25/24	1,354,765
15,062	Series 2003-130, Class SX, IF, 11.289%, 01/25/34	17,409
33,806	Series 2003-132, Class OA, PO, 08/25/33	31,930
728,643	Series 2004-2, Class OE, 5.000%, 05/25/23	758,680
105,077	Series 2004-4, Class QM, IF, 13.891%, 06/25/33	126,702
59,484	Series 2004-10, Class SC, HB, IF, 27.983%, 02/25/34	88,010
152,131	Series 2004-36, Class SA, IF, 19.101%, 05/25/34	211,158
96,605	Series 2004-46, Class SK, IF, 16.076%, 05/25/34	123,305
15,306	Series 2004-51, Class SY, IF, 13.932%, 07/25/34	19,182
78,497	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	92,002
75,373	Series 2004-76, Class CL, 4.000%, 10/25/19	79,037
978	Series 2004-92, Class JO, PO, 12/25/34	977
227,045	Series 2005-45, Class DC, HB, IF, 23.744%, 06/25/35	359,143
38,772	Series 2005-52, Class PA, 6.500%, 06/25/35	41,552
446,248	Series 2005-68, Class BC, 5.250%, 06/25/35	483,388
254,771	Series 2005-84, Class XM, 5.750%, 10/25/35	277,162
593,624	Series 2005-110, Class MN, 5.500%, 06/25/35	636,405
88,103	Series 2006-22, Class AO, PO, 04/25/36	78,939
36,276	Series 2006-46, Class SW, HB, IF, 23.634%, 06/25/36	55,913
75,090	Series 2006-59, Class QO, PO, 01/25/33	74,712
105,887	Series 2006-110, Class PO, PO, 11/25/36	96,486
163,786	Series 2006-117, Class GS, IF, IO, 6.496%, 12/25/36	31,743
42,337	Series 2007-7, Class SG, IF, IO, 6.346%, 08/25/36	8,043
318,414	Series 2007-53, Class SH, IF, IO, 5.946%, 06/25/37	40,993
265,707	Series 2007-88, Class VI, IF, IO, 6.386%, 09/25/37	38,416
236,359	Series 2007-100, Class SM, IF, IO, 6.296%, 10/25/37	35,262
225,338	Series 2008-1, Class BI, IF, IO, 5.756%, 02/25/38	25,781
65,888	Series 2008-16, Class IS, IF, IO, 6.046%, 03/25/38	7,368
142,879	Series 2008-46, Class HI, IO, VAR, 1.789%, 06/25/38	15,340
85,255	Series 2008-53, Class CI, IF, IO, 7.046%, 07/25/38	15,395
196,239	Series 2009-112, Class ST, IF, IO, 6.096%, 01/25/40	28,232
109,927	Series 2010-35, Class SB, IF, IO, 6.266%, 04/25/40	13,968
392,488	Series 2013-128, Class PO, PO, 12/25/43	289,024
2,345	Series G92-42, Class Z, 7.000%, 07/25/22	2,607
36,086	Series G92-44, Class ZQ, 8.000%, 07/25/22	39,222
24,841	Series G92-54, Class ZQ, 7.500%, 09/25/22	27,569
1,647	Series G92-59, Class F, VAR, 1.468%, 10/25/22	1,671
4,521	Series G92-61, Class Z, 7.000%, 10/25/22	5,207
10,378	Series G92-66, Class KA, 6.000%, 12/25/22	11,221
49,084	Series G92-66, Class KB, 7.000%, 12/25/22	55,005

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
13,356	Series G93-1, Class KA, 7.900%, 01/25/23	15,108
14,177	Series G93-17, Class SI, IF, 6.000%, 04/25/23	15,589
	Federal National Mortgage Association REMIC Trust,
52,212	Series 1999-W1, Class PO, PO, 02/25/29	48,609
210,325	Series 1999-W4, Class A9, 6.250%, 02/25/29	235,340
435,084	Series 2002-W7, Class A4, 6.000%, 06/25/29	475,859
376,483	Series 2003-W1, Class 1A1, VAR, 5.942%, 12/25/42	424,337
50,509	Series 2003-W1, Class 2A, VAR, 6.677%, 12/25/42	58,935
	Federal National Mortgage Association STRIPS,
14,870	Series 329, Class 1, PO, 01/01/33	13,411
69,000	Series 365, Class 8, IO, 5.500%, 05/01/36	13,392
49,808	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	57,582
	Government National Mortgage Association,
166,613	Series 1994-7, Class PQ, 6.500%, 10/16/24	191,222
97,070	Series 1998-22, Class PD, 6.500%, 09/20/28	102,930
30,878	Series 1999-17, Class L, 6.000%, 05/20/29	34,610
38,066	Series 1999-41, Class Z, 8.000%, 11/16/29	44,962
28,356	Series 1999-44, Class PC, 7.500%, 12/20/29	32,916
36,482	Series 1999-44, Class ZG, 8.000%, 12/20/29	43,052
159,347	Series 2000-21, Class Z, 9.000%, 03/16/30	191,092
2,978	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	639
519,476	Series 2000-36, Class PB, 7.500%, 11/16/30	617,113
1,108,280	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	1,258,199
170,081	Series 2001-22, Class PS, HB, IF, 20.605%, 03/17/31	252,737
68,126	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	17,394
57,855	Series 2001-53, Class SR, IF, IO, 7.993%, 10/20/31	3,608
87,615	Series 2001-64, Class MQ, 6.500%, 12/20/31	100,666
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,139,917
12,029	Series 2002-24, Class SB, IF, 11.692%, 04/16/32	14,856
6,188	Series 2003-24, Class PO, PO, 03/16/33	5,271
2,163	Series 2003-76, Class LS, IF, IO, 7.043%, 09/20/31	8
319,308	Series 2004-11, Class SW, IF, IO, 5.343%, 02/20/34	40,150
35,674	Series 2004-28, Class S, IF, 19.236%, 04/16/34	50,538
232,351	Series 2007-45, Class QA, IF, IO, 6.483%, 07/20/37	37,710
185,283	Series 2007-76, Class SA, IF, IO, 6.373%, 11/20/37	28,892
171,219	Series 2008-2, Class MS, IF, IO, 7.005%, 01/16/38	28,617
128,458	Series 2008-55, Class SA, IF, IO, 6.043%, 06/20/38	19,848
108,001	Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	15,150
275,689	Series 2009-6, Class SH, IF, IO, 5.883%, 02/20/39	39,674
192,866	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	39,488
132,724	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	29,396
403,879	Series 2009-22, Class SA, IF, IO, 6.113%, 04/20/39	59,327
368,199	Series 2009-31, Class ST, IF, IO, 6.193%, 03/20/39	53,560
368,199	Series 2009-31, Class TS, IF, IO, 6.143%, 03/20/39	53,039
376,008	Series 2009-64, Class SN, IF, IO, 5.945%, 07/16/39	51,276
133,620	Series 2009-79, Class OK, PO, 11/16/37	121,331
198,085	Series 2009-102, Class SM, IF, IO, 6.245%, 06/16/39	22,214
574,074	Series 2009-106, Class ST, IF, IO, 5.843%, 02/20/38	83,459
188,697	Series 2010-130, Class CP, 7.000%, 10/16/40	219,276
362,951	Series 2011-75, Class SM, IF, IO, 6.443%, 05/20/41	76,796

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
922,043	Series 2013-H08, Class FC, VAR, 0.608%, 02/20/63	915,228
497,878	Series 2013-H09, Class HA, 1.650%, 04/20/63	484,243
	Vendee Mortgage Trust,
64,684	Series 1994-1, Class 1, VAR, 5.615%, 02/15/24	70,904
149,257	Series 1996-1, Class 1Z, 6.750%, 02/15/26	170,672
83,766	Series 1996-2, Class 1Z, 6.750%, 06/15/26	96,500
300,431	Series 1997-1, Class 2Z, 7.500%, 02/15/27	354,006
82,704	Series 1998-1, Class 2E, 7.000%, 03/15/28	95,799

		38,174,074

	Non-Agency CMO — 8.2%
	Alternative Loan Trust,
44,102	Series 2002-8, Class A4, 6.500%, 07/25/32	45,152
18,393	Series 2003-J1, Class PO, PO, 10/25/33	15,580
1,971,374	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,993,367
24,612	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	25,026
619,287	Series 2005-20CB, Class 3A8, IF, IO, 4.596%, 07/25/35	74,777
885,945	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	837,246
446,218	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	402,196
806,057	Series 2005-22T1, Class A2, IF, IO, 4.916%, 06/25/35	99,187
713,348	Series 2005-J1, Class 1A4, IF, IO, 4.946%, 02/25/35	72,178
11,472	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	11,496
129,036	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	130,439
	Banc of America Alternative Loan Trust,
44,403	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	45,608
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	280,297
39,909	Series 2004-6, Class 15PO, PO, 07/25/19	38,307
	Banc of America Funding Trust,
44,218	Series 2004-1, Class PO, PO, 03/25/34	35,093
342,676	Series 2005-6, Class 2A7, 5.500%, 10/25/35	344,116
52,005	Series 2005-7, Class 30PO, PO, 11/25/35	38,940
209,419	Series 2005-E, Class 4A1, VAR, 2.656%, 03/20/35	210,414
	Banc of America Mortgage Trust,
13,984	Series 2003-8, Class APO, PO, 11/25/33	11,129
70,826	Series 2004-3, Class 1A26, 5.500%, 04/25/34	73,123
10,918	Series 2004-4, Class APO, PO, 05/25/34	9,486
236,340	Series 2004-5, Class 2A2, 5.500%, 06/25/34	241,822
171,045	Series 2004-6, Class 2A5, PO, 07/25/34	141,739
38,162	Series 2004-6, Class APO, PO, 07/25/34	32,655
34,775	Series 2004-7, Class 1A19, PO, 08/25/34	33,734
160,649	Series 2004-J, Class 3A1, VAR, 2.905%, 11/25/34	161,554
	BCAP LLC Trust,
131,442	Series 2011-RR5, Class 11A3, VAR, 0.304%, 05/28/36 (e)	123,191
48,075	Series 2011-RR5, Class 14A3, VAR, 2.653%, 07/26/36 (e)	47,869
	Bear Stearns ARM Trust,
58,306	Series 2003-7, Class 3A, VAR, 2.467%, 10/25/33	58,126
115,894	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	117,723
376,549	Series 2006-1, Class A1, VAR, 2.380%, 02/25/36	375,663
27,281	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	27,326
	CHL Mortgage Pass-Through Trust,
135,716	Series 2003-26, Class 1A6, 3.500%, 08/25/33	137,499
16,751	Series 2003-J7, Class 4A3, IF, 9.573%, 08/25/18	17,536
80,134	Series 2004-7, Class 2A1, VAR, 2.669%, 06/25/34	78,187
49,951	Series 2004-HYB1, Class 2A, VAR, 2.594%, 05/20/34	47,519
67,046	Series 2004-HYB3, Class 2A, VAR, 2.490%, 06/20/34	63,686
76,135	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	77,986
8,036	Series 2004-J8, Class POA, PO, 11/25/19	7,706

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
199,036	Series 2005-16, Class A23, 5.500%, 09/25/35	192,953
335,646	Series 2005-22, Class 2A1, VAR, 2.587%, 11/25/35	278,833
	Citigroup Mortgage Loan Trust, Inc.,
12,487	Series 2003-UP3, Class A3, 7.000%, 09/25/33	12,927
16,351	Series 2003-UST1, Class A1, 5.500%, 12/25/18	16,771
5,473	Series 2003-UST1, Class PO1, PO, 12/25/18	5,259
4,706	Series 2003-UST1, Class PO3, PO, 12/25/18	4,539
111,626	Series 2005-1, Class 2A1A, VAR, 2.678%, 04/25/35	87,604
284,063	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	294,259
7,372	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	7,055
	CSMC,
191,210	Series 2010-11R, Class A6, VAR, 1.159%, 06/28/47 (e)	182,816
25,362	Series 2011-7R, Class A1, VAR, 1.250%, 08/28/47 (e)	25,329
134,285	Series 2011-9R, Class A1, VAR, 2.000%, 03/27/46 (e)	134,947
81,910	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	83,098
269,883	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	238,628
	First Horizon Mortgage Pass-Through Trust,
227,275	Series 2004-AR7, Class 2A2, VAR, 2.555%, 02/25/35	225,449
176,112	Series 2005-AR1, Class 2A2, VAR, 2.592%, 04/25/35	175,068
	GMACM Mortgage Loan Trust,
134,710	Series 2003-AR1, Class A4, VAR, 2.983%, 10/19/33	133,274
123,847	Series 2004-J5, Class A7, 6.500%, 01/25/35	130,099
583,731	Series 2005-AR3, Class 3A4, VAR, 2.957%, 06/19/35	564,772
	GSR Mortgage Loan Trust,
135,297	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	142,001
371,243	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	398,441
84,698	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	83,756
66,484	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.504%, 05/25/36	65,165
1,345,235	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	421
135,850	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.546%, 11/25/33	135,907
79,625	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.641%, 04/21/34	80,785
	MASTR Alternative Loan Trust,
102,448	Series 2003-9, Class 8A1, 6.000%, 01/25/34	106,713
217,449	Series 2004-4, Class 10A1, 5.000%, 05/25/24	230,436
204,100	Series 2004-6, Class 7A1, 6.000%, 07/25/34	212,289
26,806	Series 2004-7, Class 30PO, PO, 08/25/34	21,358
143,040	Series 2004-8, Class 6A1, 5.500%, 09/25/19	148,666
104,014	Series 2004-10, Class 1A1, 4.500%, 09/25/19	106,047
	MASTR Asset Securitization Trust,
288,700	Series 2003-11, Class 9A6, 5.250%, 12/25/33	303,838
19,230	Series 2003-12, Class 15PO, PO, 12/25/18	18,255
39,019	Series 2004-6, Class 15PO, PO, 07/25/19	37,294
20,629	Series 2004-8, Class PO, PO, 08/25/19	18,975
78,426	Series 2004-10, Class 15PO, PO, 10/25/19	73,504
141,376	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	113,101
67,342	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.474%, 02/25/35	65,166
54,615	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	55,730
409,693	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	82,494
	RALI Trust,
45,773	Series 2002-QS8, Class A5, 6.250%, 06/25/17	46,549

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
834,357	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	868,499
13,727	Series 2003-QS3, Class A2, IF, 16.161%, 02/25/18	15,653
22,826	Series 2003-QS3, Class A8, IF, IO, 7.446%, 02/25/18	947
93,086	Series 2003-QS9, Class A3, IF, IO, 7.396%, 05/25/18	9,998
131,862	Series 2003-QS14, Class A1, 5.000%, 07/25/18	134,184
42,364	Series 2003-QS18, Class A1, 5.000%, 09/25/18	43,418
9,876	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	10,120
155,074	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 2.852%, 09/25/35	130,135
5,034	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	5,154
	Salomon Brothers Mortgage Securities VII, Inc.,
77,532	Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	79,174
3,243	Series 2003-UP2, Class PO1, PO, 12/25/18	2,895
	Springleaf Mortgage Loan Trust,
48,583	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	50,847
75,063	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	76,095
245,325	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	244,365
124,000	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	120,780
108,000	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	106,093
188,207	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	187,883
125,000	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	125,326
199,505	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.755%, 06/25/34	197,452
118,752	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	121,418
	WaMu Mortgage Pass-Through Certificates Trust,
23,089	Series 2003-AR8, Class A, VAR, 2.410%, 08/25/33	23,418
102,052	Series 2003-AR9, Class 1A6, VAR, 2.419%, 09/25/33	104,126
6,787	Series 2003-S4, Class 3A, 5.500%, 06/25/33	6,816
39,038	Series 2004-AR3, Class A2, VAR, 2.439%, 06/25/34	39,770
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,480,955	Series 2005-2, Class 1A4, IF, IO, 4.896%, 04/25/35	214,447
436,733	Series 2005-2, Class 2A3, IF, IO, 4.846%, 04/25/35	56,498
390,783	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	104,264
376,134	Series 2005-4, Class CB7, 5.500%, 06/25/35	368,173
21,127	Series 2005-4, Class DP, PO, 06/25/20	20,093
127,481	Series 2005-6, Class 2A4, 5.500%, 08/25/35	117,111
	Wells Fargo Mortgage-Backed Securities Trust,
31,440	Series 2003-K, Class 1A1, VAR, 2.496%, 11/25/33	32,281
62,879	Series 2003-K, Class 1A2, VAR, 2.496%, 11/25/33	65,090
71,643	Series 2004-EE, Class 3A1, VAR, 2.692%, 12/25/34	72,837
198,785	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	203,199
365,677	Series 2005-AR3, Class 1A1, VAR, 2.621%, 03/25/35	372,019
110,864	Series 2005-AR8, Class 2A1, VAR, 2.634%, 06/25/35	111,931
86,018	Series 2005-AR16, Class 2A1, VAR, 2.616%, 02/25/34	87,567

		16,455,325

	Total Collateralized Mortgage Obligations (Cost $50,819,823)	54,629,399

Commercial Mortgage-Backed Securities — 2.4%
	A10 Securitization LLC,
250,000	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	250,696
287,000	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	286,122
250,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 07/10/46	270,458

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	128,997
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	128,860
38,997	Series 2005-6, Class ASB, VAR, 5.182%, 09/10/47	38,987
	BB-UBS Trust,
100,000	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	95,611
100,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	95,327
	Bear Stearns Commercial Mortgage Securities Trust,
242,099	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	250,479
48,500	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	48,994
360,000	Series 2006-PW11, Class A4, VAR, 5.440%, 03/11/39	384,610
11,138,676	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.150%, 12/11/49 (e)	102,576
	Citigroup Commercial Mortgage Trust,
100,000	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	103,626
96,966	Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	97,679
125,000	COMM Mortgage Trust, Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	119,777
565,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4, VAR, 5.466%, 02/15/39	602,463
95,928	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	100,443
86,588	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	86,771
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	122,300
2,953	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	2,952
61,218	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.742%, 02/15/30	62,646
24,325	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	24,359
3,366,608	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.505%, 12/15/43 (e)	39,480
31,494	Morgan Stanley Re-REMIC Trust, Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	31,966
682,463	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	699,807
162,302	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	165,651
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	114,329
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	104,492
200,000	VNO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	208,650
39,941	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	39,987
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	117,597

	Total Commercial Mortgage-Backed Securities (Cost $4,750,811)	4,926,692

Corporate Bonds — 16.2%
Consumer Discretionary — 1.3%
	Automobiles — 0.1%
150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	149,366

	Household Durables — 0.0% (g)
50,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	53,303

	Media — 1.1%
	21st Century Fox America, Inc.,
50,000	6.650%, 11/15/37	61,070
50,000	7.250%, 05/18/18	60,207
150,000	7.300%, 04/30/28	186,040
	CBS Corp.,
21,000	5.750%, 04/15/20	23,853
100,000	7.875%, 07/30/30	131,068
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	104,258
	Comcast Corp.,
87,000	4.250%, 01/15/33	85,273
50,000	5.900%, 03/15/16	54,955
50,000	6.450%, 03/15/37	61,510

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
30,000	6.500%, 01/15/17	34,251
35,000	6.500%, 11/15/35	43,403
	Cox Communications, Inc.,
9,000	5.450%, 12/15/14	9,303
20,000	8.375%, 03/01/39 (e)	26,238
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	131,883
67,000	5.000%, 03/01/21	72,036
125,000	6.000%, 08/15/40	130,318
78,000	Discovery Communications LLC, 4.375%, 06/15/21	82,488
100,000	Historic TW, Inc., 9.150%, 02/01/23	136,415
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	88,534
84,000	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	85,656
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	58,072
50,000	6.750%, 07/01/18	58,611
50,000	7.300%, 07/01/38	62,467
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	65,375
25,000	8.375%, 07/15/33	34,452
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	38,294
75,000	6.200%, 03/15/40	86,843
7,000	6.250%, 03/29/41	8,200
15,000	6.500%, 11/15/36	17,785
	Viacom, Inc.,
13,000	1.250%, 02/27/15	13,078
22,000	3.250%, 03/15/23	21,212
43,000	3.875%, 12/15/21	43,891
20,000	4.500%, 02/27/42	18,234

		2,135,273

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
18,000	4.375%, 09/01/23	18,634
9,000	5.125%, 01/15/42	9,280

		27,914

	Specialty Retail — 0.1%
30,000	Gap, Inc. (The), 5.950%, 04/12/21	33,778
70,000	Home Depot, Inc. (The), 5.400%, 03/01/16	76,262
75,000	Lowe’s Cos., Inc., Series B, 7.110%, 05/15/37	97,329

		207,369

	Total Consumer Discretionary	2,573,225

Consumer Staples — 0.6%
	Beverages — 0.1%
125,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	154,842
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	108,861
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	21,463
15,000	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	15,777

		300,943

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
36,000	4.000%, 12/05/23	36,782
16,000	5.300%, 12/05/43	17,661
60,000	5.750%, 05/15/41	69,536
30,000	6.125%, 09/15/39	36,175
	Kroger Co. (The),
67,000	4.000%, 02/01/24	67,721
18,000	5.400%, 07/15/40	18,812
25,000	7.500%, 04/01/31	31,812
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	90,638

		369,137

	Food Products — 0.3%
25,000	Archer-Daniels-Midland Co., 5.935%, 10/01/32	29,451
55,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	67,873
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	29,740
10,000	ConAgra Foods, Inc., 2.100%, 03/15/18	9,951
13,000	Kellogg Co., 1.750%, 05/17/17	13,091
	Kraft Foods Group, Inc.,
66,000	5.375%, 02/10/20	75,260
122,000	6.125%, 08/23/18	141,585
100,000	6.875%, 01/26/39	128,753
75,000	Mondelez International, Inc., 4.000%, 02/01/24	76,106

		571,810

	Household Products — 0.0% (g)
63,989	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	79,956

	Total Consumer Staples	1,321,846

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
Energy — 1.4%
	Energy Equipment & Services — 0.1%
54,000	Halliburton Co., 3.500%, 08/01/23	53,809
5,000	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	4,958
	Transocean, Inc., (Cayman Islands),
18,000	6.375%, 12/15/21	20,231
75,000	6.500%, 11/15/20	84,220
14,000	7.350%, 12/15/41	16,782

		180,000

	Oil, Gas & Consumable Fuels — 1.3%
50,000	Apache Corp., 6.900%, 09/15/18	59,859
	BP Capital Markets plc, (United Kingdom),
71,000	2.750%, 05/10/23	66,590
150,000	4.742%, 03/11/21	166,411
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	113,818
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	12,437
31,000	4.450%, 09/15/42	29,389
20,000	Chevron Corp., 2.427%, 06/24/20	19,857
	ConocoPhillips,
25,000	5.750%, 02/01/19	29,191
120,000	6.000%, 01/15/20	142,043
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	83,756
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	46,291
21,000	4.750%, 05/15/42	20,819
	Enterprise Products Operating LLC,
25,000	3.900%, 02/15/24	25,130
16,000	5.100%, 02/15/45	16,538
15,000	EOG Resources, Inc., 2.625%, 03/15/23	14,171
50,000	Kerr-McGee Corp., 7.875%, 09/15/31	64,904
76,000	Magellan Midstream Partners LP, 5.150%, 10/15/43	79,822
150,000	Marathon Oil Corp., 6.000%, 10/01/17	171,470
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	98,250
	Petrobras Global Finance B.V., (Netherlands),
56,000	4.375%, 05/20/23	51,241
147,000	6.250%, 03/17/24	151,449
	Petrobras International Finance Co., (Cayman Islands),
45,000	5.375%, 01/27/21	45,509
25,000	7.875%, 03/15/19	28,514
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	75,961
	Petroleos Mexicanos, (Mexico),
20,000	4.875%, 01/18/24 (e)	20,650
42,000	6.375%, 01/23/45 (e)	45,308
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	42,705
50,000	5.650%, 03/01/20	55,296
45,000	7.500%, 09/15/38	54,017
50,000	8.000%, 10/01/19	61,266
	Spectra Energy Partners LP,
34,000	2.950%, 09/25/18	34,660
25,000	5.950%, 09/25/43	28,561
	Statoil ASA, (Norway),
143,000	2.650%, 01/15/24	133,742
50,000	3.125%, 08/17/17	52,731
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	57,870
	Talisman Energy, Inc., (Canada),
45,000	5.500%, 05/15/42	44,577
5,000	5.850%, 02/01/37	5,117
10,000	6.250%, 02/01/38	10,689
40,000	7.750%, 06/01/19	48,314
28,000	Total Capital International S.A., (France), 1.550%, 06/28/17	28,275
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	154,788
	TransCanada PipeLines Ltd., (Canada),
50,000	6.500%, 08/15/18	58,968
50,000	7.125%, 01/15/19	60,635

		2,611,589

	Total Energy	2,791,589

Financials — 7.6%
	Banks — 2.3%
	Bank of Nova Scotia, (Canada),
100,000	2.550%, 01/12/17	103,731
82,000	3.400%, 01/22/15	84,029
	Barclays Bank plc, (United Kingdom),
106,000	2.750%, 02/23/15	108,056
100,000	5.200%, 07/10/14	101,308
150,000	6.050%, 12/04/17 (e)	168,112
	BB&T Corp.,
100,000	3.950%, 04/29/16	106,226
50,000	4.900%, 06/30/17	54,728
50,000	5.700%, 04/30/14	50,200

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Banks — Continued
	Citigroup, Inc.,
100,000	1.250%, 01/15/16	100,352
60,000	2.250%, 08/07/15	61,096
22,000	4.500%, 01/14/22	23,310
150,000	4.700%, 05/29/15	156,554
30,000	4.750%, 05/19/15	31,324
300,000	5.000%, 09/15/14	305,809
36,000	5.375%, 08/09/20	40,506
58,000	5.500%, 09/13/25	61,781
5,000	6.000%, 08/15/17	5,667
101,000	6.010%, 01/15/15	105,271
100,000	8.125%, 07/15/39	144,631
45,000	8.500%, 05/22/19	57,334
200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	205,361
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (e) (i)	101,500
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	103,667
111,000	4.125%, 08/12/20 (e)	117,638
	National Australia Bank Ltd., (Australia),
200,000	2.750%, 09/28/15 (e)	206,413
100,000	3.750%, 03/02/15 (e)	103,003
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	168,844
25,000	5.250%, 11/15/15	26,695
25,000	5.625%, 02/01/17	27,676
25,000	6.700%, 06/10/19	30,115
80,000	Royal Bank of Canada, (Canada), 2.000%, 10/01/18	80,013
72,000	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	74,727
	U.S. Bancorp,
90,000	2.450%, 07/27/15	92,252
100,000	7.500%, 06/01/26	128,569
	Wachovia Bank N.A.,
250,000	6.000%, 11/15/17	288,034
250,000	VAR, 0.563%, 03/15/16	249,568
50,000	Wachovia Corp., 5.750%, 02/01/18	57,249
	Wells Fargo & Co.,
284,000	5.606%, 01/15/44	307,399
200,000	SUB, 3.676%, 06/15/16	212,068
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	67,272
121,000	4.875%, 11/19/19	134,441

		4,652,529

	Capital Markets — 1.9%
60,000	Ameriprise Financial, Inc., 4.000%, 10/15/23	61,900
	Bank of New York Mellon Corp. (The),
75,000	2.950%, 06/18/15	77,118
83,000	3.650%, 02/04/24	83,648
55,000	4.600%, 01/15/20	60,399
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	81,722
130,000	Series 2, 5.000%, 12/10/19	146,670
65,000	6.250%, 09/15/17	75,226
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	114,244
150,000	Credit Suisse, (Switzerland), 5.500%, 05/01/14	150,632
50,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	51,716
	Goldman Sachs Group, Inc. (The),
55,000	2.625%, 01/31/19	54,859
75,000	3.625%, 02/07/16	78,546
20,000	3.700%, 08/01/15	20,740
23,000	5.250%, 07/27/21	25,461
156,000	5.375%, 03/15/20	174,055
100,000	5.500%, 11/15/14	103,097
150,000	5.950%, 01/18/18	169,873
75,000	5.950%, 01/15/27	81,557
100,000	6.250%, 09/01/17	114,197
80,000	6.750%, 10/01/37	91,642
125,000	7.500%, 02/15/19	151,224
29,000	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	29,576
	Jefferies Group LLC,
55,000	3.875%, 11/09/15	57,249
110,000	6.450%, 06/08/27	117,592
100,000	8.500%, 07/15/19	122,895
	Macquarie Bank Ltd., (Australia),
62,000	2.000%, 08/15/16 (e)	62,892
223,000	5.000%, 02/22/17 (e)	243,315
50,000	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	51,089
	Morgan Stanley,
100,000	4.200%, 11/20/14	102,268
100,000	4.750%, 04/01/14	100,010
35,000	5.500%, 07/28/21	39,545

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
200,000	5.625%, 09/23/19	227,485
130,000	5.950%, 12/28/17	148,398
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	76,174
	State Street Corp.,
24,000	3.100%, 05/15/23	22,814
77,000	3.700%, 11/20/23	77,780
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	256,710
100,000	5.750%, 04/25/18	114,046

		3,818,364

	Consumer Finance — 0.8%
50,000	American Express Co., 7.000%, 03/19/18	59,304
	American Honda Finance Corp.,
200,000	1.600%, 02/16/18 (e)	197,907
33,000	2.125%, 10/10/18	33,132
	Capital One Financial Corp.,
110,000	3.500%, 06/15/23	107,836
185,000	7.375%, 05/23/14	186,784
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	90,538
100,000	7.050%, 10/01/18	120,783
50,000	7.150%, 02/15/19	61,125
200,000	Ford Motor Credit Co. LLC, 3.984%, 06/15/16	211,916
	HSBC Finance Corp.,
150,000	5.000%, 06/30/15	157,479
50,000	7.350%, 11/27/32	60,002
100,000	HSBC USA, Inc., 1.625%, 01/16/18	99,174
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	38,868
42,000	3.150%, 10/15/21	42,352
	Toyota Motor Credit Corp.,
100,000	2.000%, 09/15/16	102,659
87,000	3.200%, 06/17/15	89,788

		1,659,647

	Diversified Financial Services — 1.5%
	Bank of America Corp.,
50,000	2.000%, 01/11/18	49,906
120,000	5.450%, 07/15/14	121,686
295,000	Series L, 5.650%, 05/01/18	333,478
245,000	5.750%, 12/01/17	277,375
135,000	6.400%, 08/28/17	154,977
50,000	6.500%, 08/01/16	56,003
90,000	6.875%, 04/25/18	106,138
200,000	7.375%, 05/15/14	201,591
25,000	7.625%, 06/01/19	30,769
16,000	CME Group, Inc., 5.300%, 09/15/43	17,903
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	82,261
	General Electric Capital Corp.,
200,000	Series A, 4.750%, 09/15/14	203,987
305,000	5.500%, 01/08/20	350,965
285,000	5.625%, 05/01/18	325,721
100,000	5.875%, 01/14/38	117,891
115,000	5.900%, 05/13/14	115,711
200,000	6.750%, 03/15/32	257,146
	IntercontinentalExchange Group, Inc.,
23,000	2.500%, 10/15/18	23,245
59,000	4.000%, 10/15/23	61,206
50,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	67,416
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	41,745
60,000	6.375%, 12/15/38	77,348

		3,074,468

	Insurance — 0.7%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	36,932
31,000	Allstate Corp. (The), 3.150%, 06/15/23	30,453
59,000	American International Group, Inc., 4.125%, 02/15/24	60,249
	Aon Corp.,
40,000	3.125%, 05/27/16	41,577
23,000	3.500%, 09/30/15	23,877
18,000	6.250%, 09/30/40	21,933
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	34,048
62,000	4.300%, 05/15/43	59,259
50,000	5.400%, 05/15/18	57,064
100,000	5.750%, 01/15/40	116,649
75,000	CNA Financial Corp., 5.875%, 08/15/20	86,091
27,000	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	29,058
20,000	Lincoln National Corp., 4.850%, 06/24/21	21,891
100,000	MassMutual Global Funding II, 3.125%, 04/14/16 (e)	104,798

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
	Metropolitan Life Global Funding I,
100,000	1.700%, 06/29/15 (e)	101,318
175,000	3.650%, 06/14/18 (e)	185,033
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	110,298
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	104,754
35,000	Principal Life Income Funding Trusts, 5.100%, 04/15/14	35,064
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	199,468
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	28,617

		1,488,431

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
40,000	3.500%, 01/31/23	37,826
38,000	5.000%, 02/15/24	39,577
	CommonWealth REIT,
75,000	5.875%, 09/15/20	78,909
100,000	6.650%, 01/15/18	109,127
92,000	HCP, Inc., 5.375%, 02/01/21	103,006
37,000	Health Care REIT, Inc., 4.500%, 01/15/24	38,106
27,000	ProLogis LP, 4.250%, 08/15/23	27,461
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,167
20,000	4.375%, 03/01/21	21,757
50,000	5.625%, 08/15/14	50,945
50,000	5.650%, 02/01/20	57,951
45,000	6.100%, 05/01/16	49,259
102,000	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	122,613

		744,704

	Total Financials	15,438,143

	Health Care — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	27,027
100,000	5.150%, 11/15/41	103,022
40,000	5.700%, 02/01/19	46,296
82,000	5.750%, 03/15/40	92,223
49,000	Celgene Corp., 3.250%, 08/15/22	47,754

		316,322

	Health Care Providers & Services — 0.1%
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	30,762
50,000	UnitedHealth Group, Inc., 6.625%, 11/15/37	64,351
	WellPoint, Inc.,
47,000	2.300%, 07/15/18	47,130
18,000	3.300%, 01/15/23	17,262
18,000	4.650%, 01/15/43	17,427

		176,932

	Pharmaceuticals — 0.1%
	AbbVie, Inc.,
45,000	1.750%, 11/06/17	45,142
22,000	2.900%, 11/06/22	21,179
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	35,280
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	50,077
63,000	Merck & Co., Inc., 2.800%, 05/18/23	59,843
	Zoetis, Inc.,
14,000	1.875%, 02/01/18	13,904
9,000	4.700%, 02/01/43	8,907

		234,332

	Total Health Care	727,586

Industrials — 0.8%
	Aerospace & Defense — 0.1%
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	56,686
32,000	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	30,234
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	33,888
30,000	4.850%, 09/15/41	31,518
100,000	United Technologies Corp., 6.125%, 02/01/19	117,823

		270,149

	Air Freight & Logistics — 0.0% (g)
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	45,854

	Airlines — 0.0% (g)
26,000	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	26,065
25,989	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	28,198
42,585	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	46,417

		100,680

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
35,000	3.500%, 07/15/22	30,766
17,000	4.125%, 06/15/23	15,221
28,000	4.875%, 07/15/42	23,064
21,000	Republic Services, Inc., 3.550%, 06/01/22	21,037
43,000	Waste Management, Inc., 4.750%, 06/30/20	47,171

		137,259

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	22,367
44,000	Fluor Corp., 3.375%, 09/15/21	44,319

		66,686

	Industrial Conglomerates — 0.1%
44,000	Danaher Corp., 3.900%, 06/23/21	46,547
65,000	General Electric Co., 5.250%, 12/06/17	73,660
22,000	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	25,059

		145,266

	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	72,869
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	28,354

		101,223

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	47,191
25,000	3.600%, 09/01/20	25,896
25,000	4.375%, 09/01/42	23,672
77,000	5.150%, 09/01/43	81,610
75,000	5.400%, 06/01/41	82,683
100,000	5.650%, 05/01/17	112,375
85,000	5.750%, 05/01/40	97,406
	CSX Corp.,
33,000	4.250%, 06/01/21	35,083
50,000	5.500%, 04/15/41	55,625
25,000	7.375%, 02/01/19	30,418
	ERAC USA Finance LLC,
45,000	4.500%, 08/16/21 (e)	47,826
12,000	5.625%, 03/15/42 (e)	13,111
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	63,268
78,000	6.000%, 05/23/11 †	88,962
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	27,429
35,000	Ryder System, Inc., 3.600%, 03/01/16	36,603

		869,158

	Total Industrials	1,736,275

Information Technology — 1.0%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
11,000	2.900%, 03/04/21	10,994
80,000	5.500%, 02/22/16	87,372
75,000	5.900%, 02/15/39	89,025

		187,391

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,143
25,000	3.375%, 11/01/15	25,799
8,000	4.500%, 03/01/23	8,141
25,000	6.000%, 04/01/20	27,598
80,000	6.875%, 06/01/18	91,025
7,000	7.500%, 01/15/27	8,362

		174,068

	IT Services — 0.3%
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	59,660
	International Business Machines Corp.,
174,000	1.625%, 05/15/20	164,637
169,000	4.000%, 06/20/42	156,427
50,000	6.220%, 08/01/27	60,658
	Xerox Corp.,
17,000	4.500%, 05/15/21	17,915
35,000	5.625%, 12/15/19	39,658
50,000	6.750%, 02/01/17	56,898

		555,853

	Semiconductors & Semiconductor Equipment — 0.1%
110,000	National Semiconductor Corp., 6.600%, 06/15/17	127,803

	Software — 0.2%
	Microsoft Corp.,
75,000	1.625%, 09/25/15	76,319
108,000	2.375%, 05/01/23	100,829
	Oracle Corp.,
50,000	5.250%, 01/15/16	54,127
50,000	5.750%, 04/15/18	57,563
100,000	6.500%, 04/15/38	127,696

		416,534

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
142,000	2.400%, 05/03/23	131,673
69,000	VAR, 0.488%, 05/03/18	69,030
25,000	Dell, Inc., 7.100%, 04/15/28	24,031
	EMC Corp.,
40,000	1.875%, 06/01/18	39,974
50,000	3.375%, 06/01/23	49,302
	Hewlett-Packard Co.,
24,000	4.300%, 06/01/21	25,091
20,000	4.650%, 12/09/21	21,158
75,000	4.750%, 06/02/14	75,523
71,000	6.000%, 09/15/41	77,750

		513,532

	Total Information Technology	1,975,181

Materials — 0.5%
	Chemicals — 0.3%
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	38,814
	E.I. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	59,314
25,000	4.900%, 01/15/41	26,724
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	24,119
71,000	4.250%, 11/15/23	72,834
8,000	4.875%, 11/15/41	7,614
36,000	5.450%, 11/15/33	38,921
22,000	5.625%, 11/15/43	23,627
10,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	10,519
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	15,699
50,000	9.000%, 05/01/21	65,009
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	120,277
80,000	7.750%, 10/01/96	92,399

		595,870

	Construction Materials — 0.0% (g)
18,000	CRH America, Inc., 6.000%, 09/30/16	20,007

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
44,000	3.850%, 09/30/23	45,076
40,000	5.400%, 03/29/17	44,743
80,000	6.500%, 04/01/19	96,054
55,000	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	52,590
13,000	Nucor Corp., 4.000%, 08/01/23	12,965
	Rio Tinto Finance USA Ltd., (Australia),
12,000	3.500%, 11/02/20	12,289
60,000	8.950%, 05/01/14	60,402
29,000	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	29,054

		353,173

	Total Materials	969,050

Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
140,000	3.875%, 08/15/21	146,019
10,000	4.300%, 12/15/42	8,861
205,000	5.350%, 09/01/40	209,496
100,000	5.500%, 02/01/18	112,827
45,000	6.300%, 01/15/38	51,198
145,000	BellSouth Corp., 5.200%, 09/15/14	148,110
98,484	BellSouth Telecommunications LLC, 6.300%, 12/15/15	102,074
50,000	Centel Capital Corp., 9.000%, 10/15/19	59,585
	CenturyLink, Inc.,
90,000	Series S, 6.450%, 06/15/21	96,750
50,000	Series P, 7.600%, 09/15/39	47,562
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.654%, 06/15/30	101,022
125,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	132,436
35,000	Orange S.A., (France), 2.750%, 09/14/16	36,278
	Telefonica Emisiones S.A.U., (Spain),
19,000	5.462%, 02/16/21	20,887
25,000	5.877%, 07/15/19	28,123
	Verizon Communications, Inc.,
16,000	2.500%, 09/15/16	16,567
106,000	4.500%, 09/15/20	115,121
84,000	6.400%, 09/15/33	99,729
90,000	6.400%, 02/15/38	105,677
200,000	7.750%, 12/01/30	264,486
	Verizon Pennsylvania LLC,
100,000	8.350%, 12/15/30	125,958
50,000	8.750%, 08/15/31	64,985

		2,093,751

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — 0.2%
40,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	40,719
	Rogers Communications, Inc., (Canada),
80,000	4.100%, 10/01/23	81,998
50,000	6.800%, 08/15/18	59,383
25,000	8.750%, 05/01/32	34,153
	Vodafone Group plc, (United Kingdom),
50,000	1.500%, 02/19/18	49,161
50,000	1.625%, 03/20/17	50,531

		315,945

	Total Telecommunication Services	2,409,696

Utilities — 1.4%
	Electric Utilities — 1.1%
62,000	Alabama Power Co., 6.125%, 05/15/38	76,877
9,000	Arizona Public Service Co., 4.500%, 04/01/42	8,991
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	42,466
75,000	5.100%, 04/15/18	83,992
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	76,573
25,000	Duke Energy Progress, Inc., 5.300%, 01/15/19	28,437
	Electricite de France, (France),
40,000	2.150%, 01/22/19 (e)	39,797
75,000	6.000%, 01/22/14 (e)	78,705
	Florida Power & Light Co.,
55,000	5.950%, 10/01/33	67,425
30,000	5.950%, 02/01/38	36,386
25,000	Georgia Power Co., 5.950%, 02/01/39	30,063
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,439
100,000	Hydro-Quebec, (Canada), Series IO, 8.050%, 07/07/24	136,446
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	22,870
50,000	5.300%, 10/01/41	53,987
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	44,264
25,000	Northern States Power Co., 6.250%, 06/01/36	31,602
40,000	Ohio Power Co., 6.050%, 05/01/18	45,989
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	35,381
25,000	7.000%, 09/01/22	31,070
	Pacific Gas & Electric Co.,
24,000	4.500%, 12/15/41	23,310
75,000	5.625%, 11/30/17	85,142
100,000	6.050%, 03/01/34	118,104
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	97,510
35,000	Progress Energy, Inc., 4.400%, 01/15/21	37,488
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	18,485
175,000	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	216,784
28,000	Public Service Electric & Gas Co., 5.375%, 11/01/39	32,326
53,000	Southern California Edison Co., Series C, 3.500%, 10/01/23	53,494
50,000	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	63,967
200,000	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	194,819
	Virginia Electric and Power Co.,
50,000	5.400%, 04/30/18	56,722
70,000	5.950%, 09/15/17	80,285
70,000	6.350%, 11/30/37	89,017
20,000	Xcel Energy, Inc., 6.500%, 07/01/36	25,399

		2,183,612

	Gas Utilities — 0.0% (g)
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	21,829
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	28,591

		50,420

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	80,104
29,000	5.750%, 10/01/41	30,419
37,000	PSEG Power LLC, 5.125%, 04/15/20	40,388

		150,911

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	37,675
42,000	4.400%, 06/01/43	41,079
96,000	5.875%, 03/15/41	113,860
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	45,130

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
	Sempra Energy,
62,000	4.050%, 12/01/23	63,370
100,000	6.500%, 06/01/16	111,316

		412,430

	Total Utilities	2,797,373

	Total Corporate Bonds (Cost $30,813,127)	32,739,964

Foreign Government Securities — 0.4%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	77,124
200,000	2.950%, 02/05/15	204,488
50,000	Republic of Poland, (Poland), 4.000%, 01/22/24	50,228
200,000	Republic of Turkey, (Turkey), 5.750%, 03/22/24	206,750
	United Mexican States, (Mexico),
203,000	3.500%, 01/21/21	205,537
58,000	4.000%, 10/02/23	58,580
48,000	5.550%, 01/21/45	51,000

	Total Foreign Government Securities (Cost $828,584)	853,707

Mortgage Pass-Through Securities — 7.6%
	Federal Home Loan Mortgage Corp.,
63,739	ARM, 2.235%, 01/01/27	68,102
119,802	ARM, 2.268%, 03/01/35	127,011
19,308	ARM, 2.314%, 04/01/30	20,741
28,605	ARM, 2.526%, 01/01/37	30,677
113,119	ARM, 2.529%, 04/01/34	119,969
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
20,064	4.500%, 08/01/18	21,220
242	5.000%, 04/01/14	242
87,612	6.500%, 06/01/14—02/01/19	91,997
511	8.500%, 11/01/15	512
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
23,309	6.000%, 12/01/22	25,851
48,478	6.500%, 11/01/22	54,348
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
93,971	5.500%, 10/01/33	103,762
163,725	6.000%, 04/01/26—02/01/39	181,969
248,461	6.500%, 11/01/25—11/01/34	278,508
89,961	7.000%, 04/01/35	105,172
5,066	8.500%, 07/01/28	6,017
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,877,909	3.500%, 04/01/33—06/01/42	1,892,217
462,799	4.000%, 06/01/42	477,480
67,363	7.000%, 07/01/29	75,202
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
19,205	10.000%, 01/01/20—09/01/20	20,232
275	12.000%, 07/01/19	278
	Federal National Mortgage Association,
1,182	ARM, 1.875%, 03/01/19	1,203
414,519	ARM, 1.899%, 01/01/35	435,531
7,942	ARM, 2.262%, 04/01/34	8,485
202,912	ARM, 2.277%, 07/01/33—08/01/34	215,610
87,441	ARM, 2.299%, 01/01/34	92,508
95,670	ARM, 2.334%, 10/01/34	101,748
77,942	ARM, 2.385%, 05/01/35	82,250
85,980	ARM, 2.406%, 04/01/33	91,420
3,803	ARM, 3.731%, 03/01/29	4,044
	Federal National Mortgage Association, 15 Year, Single Family,
78,089	3.500%, 09/01/18—05/01/19	81,947
–(h)	4.000%, 07/01/18	–(h)
95,070	4.500%, 03/01/23—05/01/23	100,860
13,511	5.000%, 06/01/18	14,372
43,572	5.500%, 04/01/22	46,419
99,837	6.000%, 03/01/18—09/01/22	105,870
35,850	6.500%, 08/01/20	38,414
1,508	8.000%, 01/01/16	1,519
	Federal National Mortgage Association, 20 Year, Single Family,
45,582	4.500%, 01/01/25	48,579
309,128	5.000%, 11/01/23	336,429
83,497	6.500%, 03/01/19—12/01/22	93,740
	Federal National Mortgage Association, 30 Year, FHA/VA,
33,242	8.500%, 10/01/26—06/01/30	35,643
67,874	9.000%, 04/01/25	77,086
	Federal National Mortgage Association, 30 Year, Single Family,
224,986	3.000%, 09/01/31	217,437
53,486	4.500%, 04/01/38—05/01/39	57,047
115,319	5.000%, 09/01/35	125,835
34,526	5.500%, 01/01/38—06/01/38	38,060
125,492	6.000%, 01/01/29—03/01/33	141,537

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
355,562	6.500%, 09/01/25—11/01/36	400,818
1,572	7.000%, 08/01/32	1,697
22,550	7.500%, 03/01/30	24,664
102,340	8.000%, 03/01/27—11/01/28	121,377
	Federal National Mortgage Association, Other,
1,000,000	2.077%, 06/01/20	988,679
294,164	2.418%, 12/01/22	280,743
1,000,000	2.480%, 12/01/22—02/01/23	958,694
500,000	2.531%, 11/01/22	477,030
500,000	2.583%, 04/01/23	474,056
1,000,000	2.604%, 05/01/23	948,177
972,926	3.500%, 05/01/43	969,750
1,376,196	4.000%, 07/01/42	1,420,250
473,550	4.130%, 07/01/20	511,163
164,373	5.500%, 09/01/33—04/01/38	180,176
76,183	6.000%, 09/01/28	85,594
183,591	6.500%, 10/01/35	204,473
	Government National Mortgage Association II, 30 Year, Single Family,
3,357	7.500%, 12/20/26	3,930
67,465	8.000%, 11/20/26—01/20/27	79,873
2,444	8.500%, 05/20/25	2,795
	Government National Mortgage Association II, Other,
456,502	2.125%, 07/20/34—09/20/34	477,466
2,998	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	3,072
	Government National Mortgage Association, 30 Year, Single Family,
128,569	6.000%, 05/15/37—10/15/38	144,050
102,488	6.500%, 03/15/28—12/15/38	116,743
28,238	7.000%, 12/15/25—06/15/33	31,778
17,932	7.500%, 05/15/23—09/15/28	19,628
16,676	8.000%, 09/15/22—10/15/27	18,799
4,546	9.000%, 11/15/24	5,322
133,259	9.500%, 10/15/24	150,114

	Total Mortgage Pass-Through Securities (Cost $15,351,839)	15,396,011

Municipal Bonds — 0.2% (t)
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	157,976

	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	34,950
130,000	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	149,873

		184,823

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	95,049

	Total Municipal Bonds (Cost $416,212)	437,848

U.S. Government Agency Securities — 13.8%
125,000	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16	138,988
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	2,582,601
30,000	0.875%, 05/21/18	29,188
150,000	5.000%, 02/13/17	167,410
	Federal National Mortgage Association STRIPS,
6,000,000	Zero Coupon, 09/23/20	5,014,932
630,000	Zero Coupon, 03/23/28	363,371
100,000	Financing Corp. Fico, Series D-P, Zero Coupon, 09/26/19	87,749
2,000,000	Financing Corp. Fico STRIPS, Series 14P, Zero Coupon, 11/02/18	1,826,750
8,000,000	Financing Corp. STRIPS, Series 12P, Zero Coupon, 12/06/18	7,284,336
4,100,000	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	3,512,856
2,000,000	Resolution Funding Corp. STRIPS, Zero Coupon, 01/15/20	1,747,078
	Tennessee Valley Authority,
33,000	4.625%, 09/15/60	32,279
100,000	5.250%, 09/15/39	113,239
5,000,000	Tennessee Valley Authority STRIPS, Zero Coupon, 07/15/16	4,852,850

	Total U.S. Government Agency Securities (Cost $23,018,649)	27,753,627

U.S. Treasury Obligations — 27.2%
	U.S. Treasury Bonds,
715,000	4.375%, 02/15/38	824,149
150,000	4.500%, 02/15/36	176,062
125,000	4.500%, 05/15/38	146,758
100,000	4.750%, 02/15/37	121,531

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
815,000	5.000%, 05/15/37	1,023,589
50,000	5.250%, 02/15/29	62,555
250,000	5.375%, 02/15/31	319,805
200,000	6.125%, 11/15/27	269,312
50,000	6.250%, 05/15/30	69,391
10,000	6.375%, 08/15/27	13,722
80,000	7.250%, 08/15/22	109,131
250,000	8.000%, 11/15/21	348,594
	U.S. Treasury Coupon STRIPS,
250,000	1.342%, 02/15/20 (n)	221,070
200,000	1.506%, 08/15/18 (n)	186,589
750,000	1.835%, 05/15/21 (n)	630,701
730,000	2.065%, 05/15/19 (n)	663,423
850,000	2.259%, 02/15/21 (n)	721,749
1,903,000	2.305%, 05/15/20 (n)	1,667,119
3,540,000	2.414%, 08/15/16 (n)	3,486,546
900,000	2.442%, 02/15/22 (n)	733,550
150,000	2.451%, 02/15/18 (n)	142,157
925,000	2.487%, 11/15/21 (n)	761,664
450,000	2.554%, 05/15/22 (n)	363,202
200,000	2.668%, 08/15/22 (n)	159,709
27,000	2.703%, 02/15/28 (n)	17,014
350,000	2.712%, 08/15/20 (n)	303,364
100,000	2.733%, 05/15/28 (n)	62,315
100,000	2.779%, 02/15/32 (n)	52,896
400,000	2.856%, 02/15/23 (n)	312,876
250,000	2.860%, 08/15/27 (n)	161,163
65,000	2.861%, 02/15/35 (n)	30,373
50,000	2.893%, 11/15/34 (n)	23,617
23,000	3.034%, 08/15/26 (n)	15,504
250,000	3.075%, 05/15/35 (n)	115,693
400,000	3.097%, 08/15/19 (n)	360,404
250,000	3.112%, 11/15/26 (n)	166,696
50,000	3.192%, 02/15/25 (n)	35,984
825,000	3.198%, 02/15/17 (n)	803,612
175,000	3.267%, 05/15/31 (n)	95,579
600,000	3.351%, 02/15/27 (n)	395,514
750,000	3.418%, 11/15/27 (n)	478,063
250,000	3.421%, 08/15/29 (n)	147,249
3,625,000	3.453%, 08/15/17 (n)	3,486,307
100,000	3.514%, 11/15/29 (n)	58,278
558,000	3.522%, 02/15/29 (n)	336,032
700,000	3.641%, 11/15/32 (n)	358,953
1,050,000	3.681%, 05/15/32 (n)	549,834
250,000	3.699%, 08/15/31 (n)	135,078
100,000	3.767%, 08/15/21 (n)	83,220
300,000	3.791%, 02/15/31 (n)	165,566
150,000	3.886%, 02/15/33 (n)	76,086
300,000	3.895%, 05/15/30 (n)	171,172
85,000	3.962%, 11/15/31 (n)	45,438
775,000	3.967%, 11/15/33 (n)	381,274
100,000	4.170%, 05/15/26 (n)	68,175
10,000	4.630%, 11/15/24 (n)	7,274
325,000	4.661%, 02/15/34 (n)	158,180
325,000	4.767%, 05/15/33 (n)	163,219
775,000	4.776%, 02/15/30 (n)	446,863
50,000	4.981%, 11/15/30 (n)	27,931
50,000	4.990%, 08/15/30 (n)	28,221
100,000	5.022%, 08/15/33 (n)	49,674
100,000	5.183%, 05/15/34 (n)	48,215
100,000	5.537%, 11/15/28 (n)	60,880
175,000	5.576%, 05/15/27 (n)	114,105
50,000	5.697%, 08/15/28 (n)	30,786
1,750,000	6.258%, 02/15/15 (n)	1,747,650
3,715,000	6.468%, 11/15/15 (n)	3,697,135
2,900,000	6.821%, 11/15/17 (m) (n)	2,770,242
3,050,000	7.125%, 11/15/16 (n)	2,989,790
3,300,000	7.624%, 02/15/16 (m) (n)	3,274,593
600,000	10.210%, 11/15/14 (n)	599,692
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	132,306
300,000	3.625%, 04/15/28	589,833
	U.S. Treasury Inflation Indexed Notes,
500,000	0.500%, 04/15/15	550,658
170,000	1.375%, 07/15/18	200,082
	U.S. Treasury Notes,
125,000	1.375%, 11/30/18	123,594
400,000	1.375%, 12/31/18	394,875
400,000	1.500%, 08/31/18	399,250
150,000	1.750%, 10/31/18	150,984
100,000	2.125%, 08/31/20	99,719
1,200,000	2.125%, 08/15/21	1,179,281
400,000	2.250%, 07/31/18	412,625
200,000	2.625%, 11/15/20	205,156
742,000	3.125%, 05/15/19	791,448
600,000	3.125%, 05/15/21	631,969
200,000	3.250%, 12/31/16	213,359
200,000	3.500%, 02/15/18	216,484
450,000	3.500%, 05/15/20	487,511
650,000	3.625%, 02/15/21	707,078

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
500,000	4.750%, 08/15/17	560,625
9,000,000	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/20	7,900,686

	Total U.S. Treasury Obligations (Cost $51,696,497)	54,877,380

SHARES
Short-Term Investment — 2.8%
	Investment Company — 2.8%
5,610,625	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $5,610,625)	5,610,625

	Total Investments — 99.7% (Cost $187,403,064)	201,301,729
	Other Assets in Excess of Liabilities — 0.3%	703,737

	NET ASSETS — 100.0%	$202,005,466

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2014.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
†	—	Security matures in 2111.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,062,370
Aggregate gross unrealized depreciation	(2,163,705)

Net unrealized appreciation/depreciation	$13,898,665

Federal income tax cost of investments	$187,403,064

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,257,197	$1,819,279	$4,076,476
Collateralized Mortgage Obligations
Agency CMO	—	37,908,411	265,663	38,174,074
Non-Agency CMO	—	14,393,595	2,061,730	16,455,325

Total Collateralized Mortgage Obligations	—	52,302,006	2,327,393	54,629,399

Commercial Mortgage-Backed Securities	—	4,752,670	174,022	4,926,692
Corporate Bonds
Consumer Discretionary	—	2,573,225	—	2,573,225
Consumer Staples	—	1,321,846	—	1,321,846
Energy	—	2,791,589	—	2,791,589
Financials	—	15,336,643	101,500	15,438,143
Health Care	—	727,586	—	727,586
Industrials	—	1,635,595	100,680	1,736,275
Information Technology	—	1,975,181	—	1,975,181
Materials	—	969,050	—	969,050
Telecommunication Services	—	2,277,260	132,436	2,409,696
Utilities	—	2,797,373	—	2,797,373

Total Corporate Bonds	—	32,405,348	334,616	32,739,964

Foreign Government Securities	—	853,707	—	853,707
Mortgage Pass-Through Securities	—	15,396,011	—	15,396,011
Municipal Bonds	—	437,848	—	437,848
U.S. Government Agency Securities	—	27,753,627	—	27,753,627
U.S. Treasury Obligations	—	54,877,380	—	54,877,380
Short-Term Investment
Investment Company	5,610,625	—	—	5,610,625

Total Investments in Securities	$5,610,625	$191,035,794	$4,655,310	$201,301,729

There were no transfers between Levels 1 and 2 during the period ended March 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/14
Investments in Securities
Asset-Backed Securities	$1,689,054	$—	$(1,202)	$162	$—	$(69,125)	$200,390	$—	$1,819,279
Collateralized Mortgage Obligations
Agency CMO	—	—	27,049	(17,712)	—	—	256,326	—	265,663
Non-Agency CMO	2,176,996	—	(23,423)	12,515	—	(104,358)	—	—	2,061,730
Commercial Mortgage-Backed Securities	406,616	—	(4,816)	(6,093)	—	(17,247)	—	(204,438)	174,022
Corporate Bonds—Financial	102,375	—	(875)	—	—	—	—	—	101,500
Corporate Bonds—Industrials	100,214	—	1,880	—	—	(1,414)	—	—	100,680
Corporate Bonds—Telecommunication Services	131,558	—	878	—	—	—	—	—	132,436

Total	$4,606,813	$—	$(509)	$(11,128)	$—	$(192,144)	$456,716	$(204,438)	$4,655,310

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(509).

IT Core Bond Portfolio

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 3/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	930,469	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (2.75%)
			Constant Default Rate	3.95% - 11.00% (6.79%)
			Yield (Discount Rate of Cash Flows)	1.78% - 6.20% (3.53%)

Asset-Backed Securities	930,469

	2,166,450	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 35.77% (11.83%)
			Constant Default Rate	0.00% - 9.13% (2.21%)
			PSA Prepayment Model	190.00% - 1,085.00% (655.60%)
			Yield (Discount Rate of Cash Flows)	(92.85%) - 22.77% (5.70%)

Collateralized Mortgage Obligations	2,166,450

	142,056	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	2.25% (2.25%)

Collateralized Mortgage-Backed Securities	142,056

Total	3,238,975

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At March 31, 2014, the value of these securities was $1,416,335. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 11.9%
	Auto Components — 0.4%
780	BorgWarner, Inc.	47,947
954	Delphi Automotive plc, (United Kingdom)	64,738
848	Goodyear Tire & Rubber Co. (The)	22,158
2,271	Johnson Controls, Inc.	107,464

		242,307

	Automobiles — 0.7%
13,490	Ford Motor Co.	210,444
4,459	General Motors Co.	153,479
753	Harley-Davidson, Inc.	50,157

		414,080

	Distributors — 0.1%
526	Genuine Parts Co.	45,683

	Diversified Consumer Services — 0.1%
15	Graham Holdings Co., Class B	10,557
938	H&R Block, Inc.	28,318

		38,875

	Hotels, Restaurants & Leisure — 1.7%
1,499	Carnival Corp.	56,752
106	Chipotle Mexican Grill, Inc. (a)	60,213
449	Darden Restaurants, Inc.	22,791
844	International Game Technology	11,867
756	Marriott International, Inc., Class A	42,351
3,386	McDonald’s Corp.	331,929
2,586	Starbucks Corp.	189,761
656	Starwood Hotels & Resorts Worldwide, Inc.	52,218
438	Wyndham Worldwide Corp.	32,075
277	Wynn Resorts Ltd.	61,535
1,515	Yum! Brands, Inc.	114,216

		975,708

	Household Durables — 0.4%
974	D.R. Horton, Inc.	21,087
421	Garmin Ltd., (Switzerland)	23,264
232	Harman International Industries, Inc.	24,685
475	Leggett & Platt, Inc.	15,504
601	Lennar Corp., Class A	23,812
209	Mohawk Industries, Inc. (a)	28,420
954	Newell Rubbermaid, Inc.	28,524
1,174	PulteGroup, Inc.	22,529
265	Whirlpool Corp.	39,607

		227,432

	Internet & Catalog Retail — 1.3%
1,272	Amazon.com, Inc. (a)	428,054
350	Expedia, Inc.	25,375
205	Netflix, Inc. (a)	72,166
178	priceline.com, Inc. (a)	212,156
379	TripAdvisor, Inc. (a)	34,334

		772,085

	Leisure Products — 0.1%
399	Hasbro, Inc.	22,192
1,164	Mattel, Inc.	46,688

		68,880

	Media — 3.5%
732	Cablevision Systems Corp., Class A	12,349
1,888	CBS Corp. (Non-Voting), Class B	116,678
8,916	Comcast Corp., Class A	445,978
1,621	DIRECTV (a)	123,877
761	Discovery Communications, Inc., Class A (a)	62,935
774	Gannett Co., Inc.	21,362
1,450	Interpublic Group of Cos., Inc. (The)	24,853
1,703	News Corp., Class A (a)	29,326
883	Omnicom Group, Inc.	64,106
375	Scripps Networks Interactive, Inc., Class A	28,466
949	Time Warner Cable, Inc.	130,184
3,053	Time Warner, Inc.	199,453
6,638	Twenty-First Century Fox, Inc., Class A	212,217
1,363	Viacom, Inc., Class B	115,841
5,573	Walt Disney Co. (The)	446,230

		2,033,855

	Multiline Retail — 0.7%
1,008	Dollar General Corp. (a)	55,924
712	Dollar Tree, Inc. (a)	37,152
327	Family Dollar Stores, Inc.	18,969
689	Kohl’s Corp.	39,135
1,260	Macy’s, Inc.	74,706
489	Nordstrom, Inc.	30,538
2,162	Target Corp.	130,823

		387,247

	Specialty Retail — 2.1%
216	AutoNation, Inc. (a)	11,498
115	AutoZone, Inc. (a)	61,767
728	Bed Bath & Beyond, Inc. (a)	50,086
935	Best Buy Co., Inc.	24,693
764	CarMax, Inc. (a)	35,755
396	GameStop Corp., Class A	16,276
906	Gap, Inc. (The)	36,294
4,817	Home Depot, Inc. (The)	381,169
834	L Brands, Inc.	47,346

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
3,577	Lowe’s Cos., Inc.	174,915
364	O’Reilly Automotive, Inc. (a)	54,014
355	PetSmart, Inc.	24,456
735	Ross Stores, Inc.	52,589
2,226	Staples, Inc.	25,243
377	Tiffany & Co.	32,479
2,433	TJX Cos., Inc. (The)	147,562
477	Tractor Supply Co.	33,691
373	Urban Outfitters, Inc. (a)	13,603

		1,223,436

	Textiles, Apparel & Luxury Goods — 0.8%
949	Coach, Inc.	47,127
164	Fossil Group, Inc. (a)	19,124
614	Michael Kors Holdings Ltd., (Hong Kong) (a)	57,268
2,544	NIKE, Inc., Class B	187,900
279	PVH Corp.	34,811
202	Ralph Lauren Corp.	32,508
1,205	V.F. Corp.	74,565

		453,303

	Total Consumer Discretionary	6,882,891

	Consumer Staples — 9.6%
	Beverages — 2.1%
566	Beam, Inc.	47,148
554	Brown-Forman Corp., Class B	49,688
12,960	Coca-Cola Co. (The)	501,034
813	Coca-Cola Enterprises, Inc.	38,829
572	Constellation Brands, Inc., Class A (a)	48,603
675	Dr. Pepper Snapple Group, Inc.	36,760
542	Molson Coors Brewing Co., Class B	31,902
462	Monster Beverage Corp. (a)	32,086
5,207	PepsiCo, Inc.	434,784

		1,220,834

	Food & Staples Retailing — 2.3%
1,504	Costco Wholesale Corp.	167,967
4,044	CVS Caremark Corp.	302,734
1,767	Kroger Co. (The)	77,129
788	Safeway, Inc.	29,109
2,001	Sysco Corp.	72,296
2,990	Walgreen Co.	197,430
5,534	Wal-Mart Stores, Inc.	422,963
1,272	Whole Foods Market, Inc.	64,503

		1,334,131

	Food Products — 1.6%
2,252	Archer-Daniels-Midland Co.	97,714
612	Campbell Soup Co.	27,467
1,438	ConAgra Foods, Inc.	44,621
2,136	General Mills, Inc.	110,688
513	Hershey Co. (The)	53,557
461	Hormel Foods Corp.	22,714
355	JM Smucker Co. (The)	34,520
878	Kellogg Co.	55,059
442	Keurig Green Mountain, Inc.	46,671
2,040	Kraft Foods Group, Inc.	114,444
449	McCormick & Co., Inc. (Non-Voting)	32,211
690	Mead Johnson Nutrition Co.	57,367
5,818	Mondelez International, Inc., Class A	201,012
920	Tyson Foods, Inc., Class A	40,489

		938,534

	Household Products — 2.0%
444	Clorox Co. (The)	39,076
2,986	Colgate-Palmolive Co.	193,702
1,298	Kimberly-Clark Corp.	143,105
9,274	Procter & Gamble Co. (The)	747,484

		1,123,367

	Personal Products — 0.2%
1,484	Avon Products, Inc.	21,726
874	Estee Lauder Cos., Inc. (The), Class A	58,453

		80,179

	Tobacco — 1.4%
6,816	Altria Group, Inc.	255,123
1,239	Lorillard, Inc.	67,005
5,422	Philip Morris International, Inc.	443,899
1,065	Reynolds American, Inc.	56,893

		822,920

	Total Consumer Staples	5,519,965

	Energy — 10.0%
	Energy Equipment & Services — 1.9%
1,495	Baker Hughes, Inc.	97,205
741	Cameron International Corp. (a)	45,772
238	Diamond Offshore Drilling, Inc.	11,605
799	Ensco plc, (United Kingdom), Class A	42,171
807	FMC Technologies, Inc. (a)	42,198
2,910	Halliburton Co.	171,370
368	Helmerich & Payne, Inc.	39,582
892	Nabors Industries Ltd., (Bermuda)	21,988
1,466	National Oilwell Varco, Inc.	114,157
869	Noble Corp. plc, (United Kingdom)	28,451
425	Rowan Cos. plc, Class A (a)	14,314
4,472	Schlumberger Ltd.	436,020

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
1,161	Transocean Ltd., (Switzerland)	47,996

		1,112,829

	Oil, Gas & Consumable Fuels — 8.1%
1,723	Anadarko Petroleum Corp.	146,041
1,350	Apache Corp.	111,982
1,444	Cabot Oil & Gas Corp.	48,923
1,732	Chesapeake Energy Corp.	44,374
6,530	Chevron Corp.	776,482
4,194	ConocoPhillips	295,048
784	CONSOL Energy, Inc.	31,321
1,218	Denbury Resources, Inc.	19,975
1,310	Devon Energy Corp.	87,678
934	EOG Resources, Inc.	183,223
516	EQT Corp.	50,036
14,781	Exxon Mobil Corp.	1,443,808
935	Hess Corp.	77,493
2,291	Kinder Morgan, Inc.	74,435
2,384	Marathon Oil Corp.	84,680
1,008	Marathon Petroleum Corp.	87,736
589	Murphy Oil Corp.	37,025
466	Newfield Exploration Co. (a)	14,614
1,231	Noble Energy, Inc.	87,450
2,718	Occidental Petroleum Corp.	258,998
711	ONEOK, Inc.	42,127
928	Peabody Energy Corp.	15,164
2,010	Phillips 66	154,891
489	Pioneer Natural Resources Co.	91,511
613	QEP Resources, Inc.	18,047
560	Range Resources Corp.	46,463
1,207	Southwestern Energy Co. (a)	55,534
2,292	Spectra Energy Corp.	84,666
451	Tesoro Corp.	22,816
1,821	Valero Energy Corp.	96,695
2,341	Williams Cos., Inc. (The)	94,998

		4,684,234

	Total Energy	5,797,063

	Financials — 16.3%
	Banks — 3.8%
2,432	BB&T Corp.	97,694
10,386	Citigroup, Inc.	494,374
623	Comerica, Inc.	32,271
2,912	Fifth Third Bancorp	66,830
2,843	Huntington Bancshares, Inc.	28,345
3,042	KeyCorp	43,318
444	M&T Bank Corp.	53,857
1,827	PNC Financial Services Group, Inc. (The)	158,949
4,855	Regions Financial Corp.	53,939
1,829	SunTrust Banks, Inc.	72,776
6,234	U.S. Bancorp	267,189
16,378	Wells Fargo & Co.	814,642
629	Zions Bancorporation	19,486

		2,203,670

	Capital Markets — 2.1%
653	Ameriprise Financial, Inc.	71,876
3,882	Bank of New York Mellon Corp. (The)	136,996
430	BlackRock, Inc.	135,226
3,998	Charles Schwab Corp. (The)	109,265
986	E*TRADE Financial Corp. (a)	22,698
1,381	Franklin Resources, Inc.	74,822
1,440	Goldman Sachs Group, Inc. (The)	235,944
1,482	Invesco Ltd.	54,834
359	Legg Mason, Inc.	17,605
4,798	Morgan Stanley	149,554
763	Northern Trust Corp.	50,022
1,476	State Street Corp.	102,656
896	T. Rowe Price Group, Inc.	73,786

		1,235,284

	Consumer Finance — 1.0%
3,126	American Express Co.	281,434
1,959	Capital One Financial Corp.	151,156
1,611	Discover Financial Services	93,744
1,466	SLM Corp.	35,888

		562,222

	Diversified Financial Services — 4.3%
36,148	Bank of America Corp.	621,746
6,157	Berkshire Hathaway, Inc., Class B (a)	769,440
1,079	CME Group, Inc.	79,857
393	IntercontinentalExchange Group, Inc.	77,747
12,951	JPMorgan Chase & Co. (q)	786,255
1,071	Leucadia National Corp.	29,988
927	McGraw Hill Financial, Inc.	70,730
643	Moody’s Corp.	51,003
400	NASDAQ OMX Group, Inc. (The)	14,776

		2,501,542

	Insurance — 2.8%
1,152	ACE Ltd., (Switzerland)	114,117
1,559	Aflac, Inc.	98,279
1,529	Allstate Corp. (The)	86,511
5,008	American International Group, Inc.	250,450
1,030	Aon plc, (United Kingdom)	86,809

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance —Continued
245	Assurant, Inc.	15,915
840	Chubb Corp. (The)	75,012
503	Cincinnati Financial Corp.	24,476
1,694	Genworth Financial, Inc., Class A (a)	30,035
1,527	Hartford Financial Services Group, Inc. (The)	53,857
902	Lincoln National Corp.	45,704
1,047	Loews Corp.	46,120
1,876	Marsh & McLennan Cos., Inc.	92,487
3,843	MetLife, Inc.	202,910
940	Principal Financial Group, Inc.	43,231
1,873	Progressive Corp. (The)	45,364
1,584	Prudential Financial, Inc.	134,086
303	Torchmark Corp.	23,846
1,205	Travelers Cos., Inc. (The)	102,546
887	Unum Group	31,320
944	XL Group plc, (Ireland)	29,500

		1,632,575

	Real Estate Investment Trusts (REITs) — 2.1%
1,351	American Tower Corp.	110,606
500	Apartment Investment & Management Co., Class A	15,110
416	AvalonBay Communities, Inc.	54,629
523	Boston Properties, Inc.	59,899
1,143	Crown Castle International Corp.	84,331
1,149	Equity Residential	66,630
1,783	General Growth Properties, Inc.	39,226
1,564	HCP, Inc.	60,668
992	Health Care REIT, Inc.	59,123
2,588	Host Hotels & Resorts, Inc.	52,381
1,402	Kimco Realty Corp.	30,676
481	Macerich Co. (The)	29,981
606	Plum Creek Timber Co., Inc.	25,476
1,709	Prologis, Inc.	69,778
495	Public Storage	83,403
1,075	Simon Property Group, Inc.	176,300
1,007	Ventas, Inc.	60,994
596	Vornado Realty Trust	58,742
1,999	Weyerhaeuser Co.	58,671

		1,196,624

	Real Estate Management & Development — 0.1%
954	CBRE Group, Inc., Class A (a)	26,168

	Thrifts & Mortgage Finance — 0.1%
1,627	Hudson City Bancorp, Inc.	15,993
1,061	People’s United Financial, Inc.	15,777

		31,770

	Total Financials	9,389,855

	Health Care — 13.2%
	Biotechnology — 2.4%
677	Alexion Pharmaceuticals, Inc. (a)	102,992
2,582	Amgen, Inc.	318,464
809	Biogen Idec, Inc. (a)	247,449
1,389	Celgene Corp. (a)	193,905
5,262	Gilead Sciences, Inc. (a)	372,865
269	Regeneron Pharmaceuticals, Inc. (a)	80,775
806	Vertex Pharmaceuticals, Inc. (a)	57,000

		1,373,450

	Health Care Equipment & Supplies — 2.1%
5,278	Abbott Laboratories	203,256
1,858	Baxter International, Inc.	136,711
660	Becton, Dickinson and Co.	77,273
4,529	Boston Scientific Corp. (a)	61,232
265	C.R. Bard, Inc.	39,215
713	CareFusion Corp. (a)	28,677
1,542	Covidien plc, (Ireland)	113,584
485	DENTSPLY International, Inc.	22,329
367	Edwards Lifesciences Corp. (a)	27,220
131	Intuitive Surgical, Inc. (a)	57,377
3,423	Medtronic, Inc.	210,651
971	St. Jude Medical, Inc.	63,494
1,008	Stryker Corp.	82,122
354	Varian Medical Systems, Inc. (a)	29,732
579	Zimmer Holdings, Inc.	54,762

		1,207,635

	Health Care Providers & Services — 2.1%
1,241	Aetna, Inc.	93,038
784	AmerisourceBergen Corp.	51,423
1,173	Cardinal Health, Inc.	82,087
936	Cigna Corp.	78,371
605	DaVita HealthCare Partners, Inc. (a)	41,654
2,654	Express Scripts Holding Co. (a)	199,289
527	Humana, Inc.	59,403
292	Laboratory Corp. of America Holdings (a)	28,677
787	McKesson Corp.	138,961
281	Patterson Cos., Inc.	11,735
494	Quest Diagnostics, Inc.	28,612
332	Tenet Healthcare Corp. (a)	14,213
3,383	UnitedHealth Group, Inc.	277,372

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
966	WellPoint, Inc.	96,165

		1,201,000

	Health Care Technology — 0.1%
1,012	Cerner Corp. (a)	56,925

	Life Sciences Tools & Services — 0.4%
1,140	Agilent Technologies, Inc.	63,749
386	PerkinElmer, Inc.	17,393
1,340	Thermo Fisher Scientific, Inc.	161,122
291	Waters Corp. (a)	31,547

		273,811

	Pharmaceuticals — 6.1%
5,433	AbbVie, Inc.	279,256
596	Actavis plc, (Ireland) (a)	122,687
1,021	Allergan, Inc.	126,706
5,623	Bristol-Myers Squibb Co.	292,115
3,370	Eli Lilly & Co.	198,358
816	Forest Laboratories, Inc. (a)	75,292
569	Hospira, Inc. (a)	24,609
9,676	Johnson & Johnson	950,473
10,058	Merck & Co., Inc.	570,993
1,272	Mylan, Inc. (a)	62,112
457	Perrigo Co. plc, (Ireland)	70,680
21,832	Pfizer, Inc.	701,244
1,710	Zoetis, Inc.	49,487

		3,524,012

	Total Health Care	7,636,833

	Industrials — 10.6%
	Aerospace & Defense — 2.7%
2,339	Boeing Co. (The)	293,521
1,112	General Dynamics Corp.	121,119
2,682	Honeywell International, Inc.	248,782
294	L-3 Communications Holdings, Inc.	34,736
924	Lockheed Martin Corp.	150,834
741	Northrop Grumman Corp.	91,425
497	Precision Castparts Corp.	125,622
1,076	Raytheon Co.	106,298
462	Rockwell Collins, Inc.	36,808
966	Textron, Inc.	37,954
2,880	United Technologies Corp.	336,499

		1,583,598

	Air Freight & Logistics — 0.7%
508	C.H. Robinson Worldwide, Inc.	26,614
693	Expeditors International of Washington, Inc.	27,463
950	FedEx Corp.	125,932
2,431	United Parcel Service, Inc., Class B	236,731

		416,740

	Airlines — 0.3%
2,905	Delta Air Lines, Inc.	100,658
2,401	Southwest Airlines Co.	56,688

		157,346

	Building Products — 0.1%
307	Allegion plc, (Ireland)	16,016
1,219	Masco Corp.	27,074

		43,090

	Commercial Services & Supplies — 0.5%
627	ADT Corp. (The)	18,779
344	Cintas Corp.	20,506
583	Iron Mountain, Inc.	16,073
693	Pitney Bowes, Inc.	18,011
925	Republic Services, Inc.	31,598
291	Stericycle, Inc. (a)	33,063
1,574	Tyco International Ltd., (Switzerland)	66,738
1,479	Waste Management, Inc.	62,221

		266,989

	Construction & Engineering — 0.2%
548	Fluor Corp.	42,596
451	Jacobs Engineering Group, Inc. (a)	28,638
745	Quanta Services, Inc. (a)	27,491

		98,725

	Electrical Equipment — 0.7%
838	AMETEK, Inc.	43,149
1,626	Eaton Corp. plc, (Ireland)	122,145
2,405	Emerson Electric Co.	160,654
475	Rockwell Automation, Inc.	59,161
341	Roper Industries, Inc.	45,527

		430,636

	Industrial Conglomerates — 2.3%
2,153	3M Co.	292,076
2,055	Danaher Corp.	154,125
34,318	General Electric Co.	888,493

		1,334,694

	Machinery — 1.7%
2,182	Caterpillar, Inc.	216,825
594	Cummins, Inc.	88,500
1,265	Deere & Co.	114,862
582	Dover Corp.	47,579
471	Flowserve Corp.	36,898
1,337	Illinois Tool Works, Inc.	108,738
884	Ingersoll-Rand plc, (Ireland)	50,600

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
343	Joy Global, Inc.	19,894
1,212	PACCAR, Inc.	81,737
375	Pall Corp.	33,551
510	Parker Hannifin Corp.	61,052
675	Pentair Ltd., (Switzerland)	53,555
199	Snap-on, Inc.	22,583
532	Stanley Black & Decker, Inc.	43,220
632	Xylem, Inc.	23,017

		1,002,611

	Professional Services — 0.2%
129	Dun & Bradstreet Corp. (The)	12,816
417	Equifax, Inc.	28,369
972	Nielsen Holdings N.V.	43,380
470	Robert Half International, Inc.	19,717

		104,282

	Road & Rail — 1.0%
3,446	CSX Corp.	99,830
377	Kansas City Southern	38,477
1,059	Norfolk Southern Corp.	102,903
183	Ryder System, Inc.	14,625
1,557	Union Pacific Corp.	292,187

		548,022

	Trading Companies & Distributors — 0.2%
934	Fastenal Co.	46,065
209	W.W. Grainger, Inc.	52,806

		98,871

	Total Industrials	6,085,604

	Information Technology — 18.5%
	Communications Equipment — 1.7%
17,620	Cisco Systems, Inc.	394,864
258	F5 Networks, Inc. (a)	27,511
365	Harris Corp.	26,703
1,714	Juniper Networks, Inc. (a)	44,153
773	Motorola Solutions, Inc.	49,696
5,784	QUALCOMM, Inc.	456,126

		999,053

	Electronic Equipment, Instruments & Components — 0.5%
541	Amphenol Corp., Class A	49,583
4,762	Corning, Inc.	99,145
482	FLIR Systems, Inc.	17,352
642	Jabil Circuit, Inc.	11,556
1,403	TE Connectivity Ltd., (Switzerland)	84,474

		262,110

	Internet Software & Services — 3.2%
611	Akamai Technologies, Inc. (a)	35,566
3,985	eBay, Inc. (a)	220,132
5,843	Facebook, Inc., Class A (a)	351,982
966	Google, Inc., Class A (a)	1,076,617
430	VeriSign, Inc. (a)	23,181
3,211	Yahoo!, Inc. (a)	115,275

		1,822,753

	IT Services — 3.5%
2,179	Accenture plc, (Ireland), Class A	173,710
182	Alliance Data Systems Corp. (a)	49,586
1,648	Automatic Data Processing, Inc.	127,324
2,078	Cognizant Technology Solutions Corp., Class A (a)	105,168
498	Computer Sciences Corp.	30,288
994	Fidelity National Information Services, Inc.	53,129
870	Fiserv, Inc. (a)	49,320
3,348	International Business Machines Corp.	644,457
3,490	MasterCard, Inc., Class A	260,703
1,109	Paychex, Inc.	47,243
545	Teradata Corp. (a)	26,809
565	Total System Services, Inc.	17,182
1,734	Visa, Inc., Class A	374,301
1,874	Western Union Co. (The)	30,659
3,810	Xerox Corp.	43,053

		2,032,932

	Semiconductors & Semiconductor Equipment — 2.1%
1,086	Altera Corp.	39,357
1,069	Analog Devices, Inc.	56,807
4,142	Applied Materials, Inc.	84,580
1,888	Broadcom Corp., Class A	59,434
242	First Solar, Inc. (a)	16,889
17,006	Intel Corp.	438,925
570	KLA-Tencor Corp.	39,410
555	Lam Research Corp. (a)	30,525
807	Linear Technology Corp.	39,293
1,910	LSI Corp.	21,144
681	Microchip Technology, Inc.	32,524
3,629	Micron Technology, Inc. (a)	85,862
1,896	NVIDIA Corp.	33,957
3,708	Texas Instruments, Inc.	174,832
913	Xilinx, Inc.	49,548

		1,203,087

	Software — 3.6%
1,589	Adobe Systems, Inc. (a)	104,461
777	Autodesk, Inc. (a)	38,213

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
1,103	CA, Inc.	34,160
629	Citrix Systems, Inc. (a)	36,123
1,059	Electronic Arts, Inc. (a)	30,722
969	Intuit, Inc.	75,320
25,837	Microsoft Corp.	1,059,059
11,845	Oracle Corp.	484,579
648	Red Hat, Inc. (a)	34,331
1,920	Salesforce.com, Inc. (a)	109,613
2,365	Symantec Corp.	47,229

		2,053,810

	Technology Hardware, Storage & Peripherals — 3.9%
3,051	Apple, Inc.	1,637,594
6,929	EMC Corp.	189,924
6,482	Hewlett-Packard Co.	209,757
1,133	NetApp, Inc.	41,808
771	SanDisk Corp.	62,597
1,124	Seagate Technology plc, (Ireland)	63,124
719	Western Digital Corp.	66,019

		2,270,823

	Total Information Technology	10,644,568

	Materials — 3.5%
	Chemicals — 2.6%
724	Air Products & Chemicals, Inc.	86,185
228	Airgas, Inc.	24,284
190	CF Industries Holdings, Inc.	49,522
4,159	Dow Chemical Co. (The)	202,086
3,171	E.I. du Pont de Nemours & Co.	212,774
522	Eastman Chemical Co.	45,002
926	Ecolab, Inc.	99,999
455	FMC Corp.	34,835
278	International Flavors & Fragrances, Inc.	26,596
1,477	LyondellBasell Industries N.V., Class A	131,364
1,795	Monsanto Co.	204,217
1,160	Mosaic Co. (The)	58,000
474	PPG Industries, Inc.	91,700
1,006	Praxair, Inc.	131,756
292	Sherwin-Williams Co. (The)	57,562
409	Sigma-Aldrich Corp.	38,192

		1,494,074

	Construction Materials — 0.1%
447	Vulcan Materials Co.	29,703

	Containers & Packaging — 0.2%
328	Avery Dennison Corp.	16,620
481	Ball Corp.	26,364
348	Bemis Co., Inc.	13,655
597	MeadWestvaco Corp.	22,471
564	Owens-Illinois, Inc. (a)	19,080
671	Sealed Air Corp.	22,056

		120,246

	Metals & Mining — 0.5%
3,686	Alcoa, Inc.	47,439
369	Allegheny Technologies, Inc.	13,904
524	Cliffs Natural Resources, Inc.	10,721
3,552	Freeport-McMoRan Copper & Gold, Inc.	117,465
1,703	Newmont Mining Corp.	39,918
1,089	Nucor Corp.	55,038
495	United States Steel Corp.	13,667

		298,152

	Paper & Forest Products — 0.1%
1,501	International Paper Co.	68,866

	Total Materials	2,011,041

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
17,810	AT&T, Inc.	624,597
1,977	CenturyLink, Inc.	64,925
3,419	Frontier Communications Corp.	19,488
14,165	Verizon Communications, Inc.	673,829
2,039	Windstream Holdings, Inc.	16,801

	Total Telecommunication Services	1,399,640

	Utilities — 3.0%
	Electric Utilities — 1.7%
1,668	American Electric Power Co., Inc.	84,501
2,416	Duke Energy Corp.	172,068
1,114	Edison International	63,064
611	Entergy Corp.	40,845
2,933	Exelon Corp.	98,431
1,432	FirstEnergy Corp.	48,731
1,489	NextEra Energy, Inc.	142,378
1,079	Northeast Utilities	49,095
857	Pepco Holdings, Inc.	17,551
377	Pinnacle West Capital Corp.	20,607
2,157	PPL Corp.	71,483
3,037	Southern Co. (The)	133,446
1,704	Xcel Energy, Inc.	51,733

		993,933

	Gas Utilities — 0.0% (g)
407	AGL Resources, Inc.	19,927

	Independent Power and Renewable Electricity Producers — 0.1%
2,253	AES Corp.	32,173

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Independent Power and Renewable Electricity Producers — Continued
1,112	NRG Energy, Inc.	35,361

		67,534

	Multi-Utilities — 1.2%
830	Ameren Corp.	34,196
1,467	CenterPoint Energy, Inc.	34,753
912	CMS Energy Corp.	26,704
1,002	Consolidated Edison, Inc.	53,757
1,989	Dominion Resources, Inc.	141,199
606	DTE Energy Co.	45,020
274	Integrys Energy Group, Inc.	16,344
1,074	NiSource, Inc.	38,159
1,565	PG&E Corp.	67,608
1,731	Public Service Enterprise Group, Inc.	66,020
483	SCANA Corp.	24,788
777	Sempra Energy	75,183
701	TECO Energy, Inc.	12,022
773	Wisconsin Energy Corp.	35,983

		671,736

	Total Utilities	1,753,130

	Total Common Stocks (Cost $33,422,886)	57,120,590

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.1%
80,000	U.S. Treasury Bill, 0.018%, 04/10/14 (k) (n) (Cost $80,000)	79,998

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
669,006	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $669,006)	669,006

	Total Investments — 100.3% (Cost $34,171,892)	57,869,594
	Liabilities in Excess of Other Assets — (0.3)%	(180,696)

	NET ASSETS — 100.0%	$57,688,898

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	E-mini S&P 500	06/20/14	$745,840	$9,924

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Portfolio’s index.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,107,373
Aggregate gross unrealized depreciation	(409,671)

Net unrealized appreciation/depreciation	$23,697,702

Federal income tax cost of investments	$34,171,892

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$57,789,596	$79,998	$—	$57,869,594
Appreciation in Other Financial Instruments
Futures Contracts	$9,924	$—	$—	$9,924

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.7%
	Australia — 3.0%
21,160	BHP Billiton Ltd. (m)	717,223
4,697	Rio Tinto Ltd. (m)	277,042

		994,265

	Belgium — 1.3%
4,180	Anheuser-Busch InBev N.V. (m)	440,218

	China — 2.8%
362,000	China Construction Bank Corp., Class H (m)	254,103
145,000	CNOOC Ltd. (m)	219,533
398,500	Industrial & Commercial Bank of China Ltd., Class H (m)	245,668
23,000	Ping An Insurance Group Co. of China Ltd., Class H (m)	191,150

		910,454

	Denmark — 0.9%
6,300	Novo Nordisk A/S, Class B (m)	286,853

	France — 12.3%
7,343	Accor S.A. (m)	375,793
15,689	AXA S.A. (m)	407,581
4,079	BNP Paribas S.A. (m)	314,488
2,456	Essilor International S.A. (m)	247,855
2,745	Imerys S.A. (m)	244,059
1,469	Kering (m)	299,522
3,360	Lafarge S.A. (m)	262,248
2,227	LVMH Moet Hennessy Louis Vuitton S.A. (m)	403,560
2,187	Pernod-Ricard S.A. (m)	254,512
4,997	Sanofi (m)	522,182
3,696	Schneider Electric S.A. (m)	327,563
3,660	Technip S.A. (m)	377,290

		4,036,653

	Germany — 6.4%
2,730	Allianz SE (m)	461,421
3,910	Bayer AG (m)	529,507
3,760	Fresenius Medical Care AG & Co. KGaA (m)	263,075
1,252	Linde AG (m)	250,684
7,378	SAP AG (m)	598,471

		2,103,158

	Hong Kong — 4.0%
67,000	Belle International Holdings Ltd. (m)	66,981
35,000	Cheung Kong Holdings Ltd. (m)	581,970
58,000	China Overseas Land & Investment Ltd. (m)	150,700
89,000	Hang Lung Properties Ltd. (m)	256,768
34,400	Sands China Ltd. (m)	257,998

		1,314,417

	India — 0.7%
5,200	HDFC Bank Ltd., ADR (m)	213,356

	Indonesia — 0.5%
240,800	Astra International Tbk PT (m)	157,509

	Israel — 0.9%
5,430	Teva Pharmaceutical Industries Ltd., ADR (m)	286,921

	Japan — 17.4%
29,500	Astellas Pharma, Inc. (m)	350,241
4,400	Daikin Industries Ltd. (m)	246,749
4,400	East Japan Railway Co. (m)	324,093
1,800	FANUC Corp. (m)	318,226
15,000	Honda Motor Co., Ltd. (m)	527,800
13,000	Japan Tobacco, Inc. (m)	408,036
16,500	Komatsu Ltd. (m)	345,915
25,000	Kubota Corp. (m)	332,264
4,500	Makita Corp. (m)	247,741
13,000	Mitsubishi Corp. (m)	241,148
5,200	Nidec Corp. (m)	318,851
4,800	Nitto Denko Corp. (m)	230,179
6,200	Shin-Etsu Chemical Co., Ltd. (m)	353,437
1,400	SMC Corp. (m)	369,226
22,900	Sumitomo Corp. (m)	291,187
11,600	Toyota Motor Corp. (m)	654,169
26,200	Yahoo! Japan Corp. (m)	128,352

		5,687,614

	Netherlands — 6.0%
5,240	Akzo Nobel N.V. (m)	427,377
2,107	ASML Holding N.V. (m)	196,127
26,133	ING Groep N.V., CVA (a) (m)	371,655
25,989	Royal Dutch Shell plc, Class A (m)	949,605

		1,944,764

	South Korea — 1.9%
720	Hyundai Mobis (m)	213,623
324	Samsung Electronics Co., Ltd. (m)	409,592

		623,215

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Sweden — 0.9%
10,490	Atlas Copco AB, Class A (m)	302,833

	Switzerland — 15.3%
14,960	ABB Ltd. (a) (m)	386,432
2,860	Cie Financiere Richemont S.A. (m)	273,239
13,210	Credit Suisse Group AG (a) (m)	427,582
72,156	Glencore Xstrata plc (a) (m)	372,201
3,176	Holcim Ltd. (a) (m)	263,225
9,382	Nestle S.A. (m)	706,180
8,219	Novartis AG (m)	697,858
2,345	Roche Holding AG (m)	705,291
58	SGS S.A. (m)	143,044
26,029	UBS AG (a) (m)	538,627
1,615	Zurich Insurance Group AG (a) (m)	495,990

		5,009,669

	Taiwan — 0.8%
12,757	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	255,395

	United Kingdom — 21.6%
6,600	Aggreko plc (m)	165,343
136,108	Barclays plc (m)	529,662
37,231	BG Group plc (m)	695,077
8,320	British American Tobacco plc (m)	464,137
13,090	Burberry Group plc (m)	304,334
39,679	Centrica plc (m)	218,292
84,566	HSBC Holdings plc (m)	858,055
9,141	Imperial Tobacco Group plc (m)	369,640
43,040	Marks & Spencer Group plc (m)	324,002
25,050	Meggitt plc (m)	200,899
25,587	Prudential plc (m)	541,791
5,828	Rio Tinto plc (m)	325,015
30,784	Standard Chartered plc (m)	643,712
13,290	Tullow Oil plc (m)	166,084
9,552	Unilever plc (m)	408,535
106,624	Vodafone Group plc (m)	392,091
22,093	WPP plc (m)	456,488

		7,063,157

	Total Common Stocks (Cost $19,930,126)	31,630,451

Preferred Stocks — 2.4%
	Germany — 2.4%
2,330	Henkel AG & Co. KGaA (m)	250,806
2,002	Volkswagen AG (m)	519,110

		769,916

	Total Preferred Stocks (Cost $337,043)	769,916

	Total Investments — 99.1% (Cost $20,267,169)	32,400,367
	Other Assets in Excess of Liabilities — 0.9%	292,027

	NET ASSETS — 100.0%	$32,692,394

Percentages indicated are based on net assets.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2014

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.4%
Banks	9.4
Insurance	6.5
Oil, Gas & Consumable Fuels	6.3
Machinery	5.9
Automobiles	5.7
Metals & Mining	5.2
Textiles, Apparel & Luxury Goods	4.0
Chemicals	3.9
Tobacco	3.8
Food Products	3.4
Electrical Equipment	3.2
Real Estate Management & Development	3.1
Capital Markets	3.0
Semiconductors & Semiconductor Equipment	2.7
Construction Materials	2.4
Beverages	2.1
Hotels, Restaurants & Leisure	2.0
Software	1.8
Trading Companies & Distributors	1.6
Media	1.4
Wireless Telecommunication Services	1.2
Energy Equipment & Services	1.2
Diversified Financial Services	1.1
Road & Rail	1.0
Multiline Retail	1.0
Others (each less than 1.0%)	6.7

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $31,644,695 which amounts to 97.7% of total investments.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,589,464
Aggregate gross unrealized depreciation	(456,266)

Net unrealized appreciation/depreciation	$12,133,198

Federal income tax cost of investments	$20,267,169

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$755,672	$31,644,695	$—	$32,400,367

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of certain ADRs. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Consumer Discretionary — 18.0%
	Auto Components — 0.6%
3,400	Delphi Automotive plc, (United Kingdom)	230,724

	Diversified Consumer Services — 0.8%
250	Graham Holdings Co., Class B	175,938
5,000	H&R Block, Inc.	150,950

		326,888

	Hotels, Restaurants & Leisure — 2.5%
4,650	Bally Technologies, Inc. (a)	308,155
525	Burger King Worldwide, Inc.	13,939
525	Chipotle Mexican Grill, Inc. (a)	298,226
2,875	MGM Resorts International (a)	74,348
1,430	Wynn Resorts Ltd.	317,675

		1,012,343

	Household Durables — 1.2%
450	Harman International Industries, Inc.	47,880
3,050	Jarden Corp. (a)	182,481
6,625	PulteGroup, Inc.	127,134
850	Whirlpool Corp.	127,041

		484,536

	Internet & Catalog Retail — 2.9%
275	Netflix, Inc. (a)	96,808
825	priceline.com, Inc. (a)	983,309
825	TripAdvisor, Inc. (a)	74,737

		1,154,854

	Media — 4.5%
5,775	DIRECTV (a)	441,325
9,525	Starz, Series A (a)	307,467
675	Time Warner Cable, Inc.	92,597
11,175	Viacom, Inc., Class B	949,763

		1,791,152

	Multiline Retail — 1.1%
7,225	Macy’s, Inc.	428,370

	Specialty Retail — 3.6%
4,025	Best Buy Co., Inc.	106,300
3,950	GameStop Corp., Class A	162,345
12,950	Home Depot, Inc. (The)	1,024,733
3,025	Lowe’s Cos., Inc.	147,923

		1,441,301

	Textiles, Apparel & Luxury Goods — 0.8%
4,300	Hanesbrands, Inc.	328,864

	Total Consumer Discretionary	7,199,032

	Consumer Staples — 11.2%
	Beverages — 2.2%
5,475	Coca-Cola Co. (The)	211,663
2,775	Molson Coors Brewing Co., Class B	163,337
6,150	PepsiCo, Inc.	513,525

		888,525

	Food & Staples Retailing — 2.2%
12,550	Kroger Co. (The)	547,807
5,100	Walgreen Co.	336,753

		884,560

	Food Products — 3.4%
17,150	Archer-Daniels-Midland Co.	744,139
1,875	Bunge Ltd.	149,081
13,050	Pilgrim’s Pride Corp. (a)	273,006
4,725	Tyson Foods, Inc., Class A	207,947

		1,374,173

	Household Products — 0.4%
1,400	Energizer Holdings, Inc.	141,036

	Personal Products — 1.3%
4,500	Herbalife Ltd.	257,715
3,075	Nu Skin Enterprises, Inc., Class A	254,764

		512,479

	Tobacco — 1.7%
17,600	Altria Group, Inc.	658,768

	Total Consumer Staples	4,459,541

	Energy — 4.8%
	Energy Equipment & Services — 2.3%
7,475	Baker Hughes, Inc.	486,024
11,400	Patterson-UTI Energy, Inc.	361,152
800	Schlumberger Ltd.	78,000

		925,176

	Oil, Gas & Consumable Fuels — 2.5%
2,625	ConocoPhillips	184,669
1,300	Marathon Petroleum Corp.	113,152
7,175	Phillips 66	552,905
2,550	Tesoro Corp.	129,005

		979,731

	Total Energy	1,904,907

	Financials — 4.1%
	Consumer Finance — 1.6%
11,100	Discover Financial Services	645,909

	Insurance — 0.7%
625	Assurant, Inc.	40,600
1,575	Prudential Financial, Inc.	133,324

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
375	RenaissanceRe Holdings Ltd., (Bermuda)	36,600
1,425	Validus Holdings Ltd., (Bermuda)	53,736

		264,260

	Real Estate Investment Trusts (REITs) — 1.8%
6,925	American Tower Corp.	566,950
3,525	Extra Space Storage, Inc.	170,998

		737,948

	Total Financials	1,648,117

	Health Care — 12.1%
	Biotechnology — 6.7%
550	Alexion Pharmaceuticals, Inc. (a)	83,671
7,725	Amgen, Inc.	952,801
12,775	Gilead Sciences, Inc. (a)	905,237
1,650	Pharmacyclics, Inc. (a)	165,363
3,050	United Therapeutics Corp. (a)	286,792
3,850	Vertex Pharmaceuticals, Inc. (a)	272,272

		2,666,136

	Health Care Equipment & Supplies — 0.3%
725	Align Technology, Inc. (a)	37,548
1,475	Medtronic, Inc.	90,771

		128,319

	Health Care Providers & Services — 3.2%
5,075	McKesson Corp.	896,093
3,825	WellPoint, Inc.	380,779

		1,276,872

	Pharmaceuticals — 1.9%
1,150	Endo International plc, (Ireland) (a)	78,948
18,000	Pfizer, Inc.	578,160
1,225	Salix Pharmaceuticals Ltd. (a)	126,922

		784,030

	Total Health Care	4,855,357

	Industrials — 12.9%
	Aerospace & Defense — 5.6%
7,600	Boeing Co. (The)	953,724
6,950	Northrop Grumman Corp.	857,491
4,275	Raytheon Co.	422,327

		2,233,542

	Air Freight & Logistics — 0.5%
1,900	United Parcel Service, Inc., Class B	185,022

	Airlines — 2.8%
2,000	Alaska Air Group, Inc.	186,620
16,675	Delta Air Lines, Inc.	577,788
14,675	Southwest Airlines Co.	346,477

		1,110,885

	Commercial Services & Supplies — 1.1%
8,250	Pitney Bowes, Inc.	214,418
12,000	R.R. Donnelley & Sons Co.	214,800

		429,218

	Construction & Engineering — 0.4%
5,325	AECOM Technology Corp. (a)	171,305

	Industrial Conglomerates — 0.4%
2,375	Danaher Corp.	178,125

	Machinery — 2.1%
2,450	Colfax Corp. (a)	174,758
2,250	IDEX Corp.	164,003
3,975	Ingersoll-Rand plc, (Ireland)	227,529
2,225	Parker Hannifin Corp.	266,355

		832,645

	Total Industrials	5,140,742

	Information Technology — 27.6%
	Communications Equipment — 1.4%
15,900	Brocade Communications Systems, Inc. (a)	168,699
925	QUALCOMM, Inc.	72,946
7,000	Ubiquiti Networks, Inc. (a)	318,290

		559,935

	Internet Software & Services — 5.2%
710	Google, Inc., Class A (a)	791,302
3,100	IAC/InterActiveCorp.	221,309
5,750	VeriSign, Inc. (a)	309,983
20,850	Yahoo!, Inc. (a)	748,515

		2,071,109

	IT Services — 3.8%
725	Alliance Data Systems Corp. (a)	197,526
3,725	Amdocs Ltd.	173,063
3,075	Computer Sciences Corp.	187,022
850	Syntel, Inc. (a)	76,415
4,050	Visa, Inc., Class A	874,233

		1,508,259

	Semiconductors & Semiconductor Equipment — 1.9%
4,825	KLA-Tencor Corp.	333,600
4,775	Lam Research Corp. (a)	262,625
8,625	NVIDIA Corp.	154,474

		750,699

	Software — 10.1%
23,775	Activision Blizzard, Inc.	485,961

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
48,775	Microsoft Corp.	1,999,287
34,090	Oracle Corp.	1,394,622
7,250	Rovi Corp. (a)	165,155

		4,045,025

	Technology Hardware, Storage & Peripherals — 5.2%
930	Apple, Inc.	499,168
17,850	Hewlett-Packard Co.	577,626
4,275	NetApp, Inc.	157,747
4,625	SanDisk Corp.	375,504
5,225	Western Digital Corp.	479,760

		2,089,805

	Total Information Technology	11,024,832

	Materials — 4.3%
	Chemicals — 2.8%
7,175	LyondellBasell Industries N.V., Class A	638,145
2,389	PPG Industries, Inc.	462,176

		1,100,321

	Containers & Packaging — 1.2%
2,375	Packaging Corp. of America	167,129
9,750	Sealed Air Corp.	320,482

		487,611

	Metals & Mining — 0.3%
3,500	Worthington Industries, Inc.	133,875

	Total Materials	1,721,807

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.1%
13,500	AT&T, Inc.	473,445
4,027	CenturyLink, Inc.	132,247
5,750	Level 3 Communications, Inc. (a)	225,055

	Total Telecommunication Services	830,747

	Total Common Stocks (Cost $30,529,691)	38,785,082

Short-Term Investment — 4.5%
	Investment Company — 4.5%
1,783,889	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $1,783,889)	1,783,889

	Total Investments — 101.6% (Cost $32,313,580)	40,568,971
	Liabilities in Excess of Other Assets — (1.6)%	(627,973)

	NET ASSETS — 100.0%	$39,940,998

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13	E-mini S&P 500	06/20/14	$1,211,990	$8,859

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,590,012
Aggregate gross unrealized depreciation	(334,621)

Net unrealized appreciation/depreciation	$8,255,391

Federal income tax cost of investments	$32,313,580

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

JPMorgan Insurance Trust Intrepid Growth Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$40,568,971	$—	$—	$40,568,971
Appreciation in Other Financial Instruments
Futures Contracts	$8,859	$—	$—	$8,859

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 11.3%
	Auto Components — 2.3%
3,750	Delphi Automotive plc, (United Kingdom)	254,475
7,100	Goodyear Tire & Rubber Co. (The)	185,523
5,975	Lear Corp.	500,227

		940,225

	Distributors — 0.0% (g)
175	Genuine Parts Co.	15,199

	Hotels, Restaurants & Leisure — 0.4%
2,300	Brinker International, Inc.	120,635
100	Wynn Resorts Ltd.	22,215

		142,850

	Household Durables — 0.5%
3,050	Jarden Corp. (a)	182,481

	Internet & Catalog Retail — 1.3%
4,150	Liberty Ventures, Series A (a)	540,870

	Media — 0.6%
1,500	CBS Outdoor Americas, Inc. (a)	43,875
4,050	Gannett Co., Inc.	111,780
1,100	Omnicom Group, Inc.	79,860

		235,515

	Multiline Retail — 2.3%
15,400	Macy’s, Inc.	913,066

	Specialty Retail — 3.7%
1,525	Advance Auto Parts, Inc.	192,913
18,925	Best Buy Co., Inc.	499,809
13,950	Foot Locker, Inc.	655,371
1,900	Gap, Inc. (The)	76,114
875	Murphy USA, Inc. (a)	35,516

		1,459,723

	Textiles, Apparel & Luxury Goods — 0.2%
1,325	Hanesbrands, Inc.	101,336

	Total Consumer Discretionary	4,531,265

	Consumer Staples — 6.9%
	Food & Staples Retailing — 1.3%
5,525	Kroger Co. (The)	241,166
7,450	Safeway, Inc.	275,203

		516,369

	Food Products — 3.9%
9,950	Bunge Ltd.	791,125
5,400	Ingredion, Inc.	367,632
9,125	Tyson Foods, Inc., Class A	401,591

		1,560,348

	Personal Products — 0.3%
1,775	Herbalife Ltd.	101,654

	Tobacco — 1.4%
10,350	Lorillard, Inc.	559,728

	Total Consumer Staples	2,738,099

	Energy — 5.9%
	Energy Equipment & Services — 1.1%
476	Baker Hughes, Inc.	30,949
993	National Oilwell Varco, Inc.	77,325
3,375	Oil States International, Inc. (a)	332,775

		441,049

	Oil, Gas & Consumable Fuels — 4.8%
2,550	Cabot Oil & Gas Corp.	86,394
2,075	Cimarex Energy Co.	247,153
600	Continental Resources, Inc. (a)	74,562
3,245	Energen Corp.	262,228
3,900	EP Energy Corp., Class A (a)	76,323
5,050	EQT Corp.	489,698
1,075	Marathon Petroleum Corp.	93,568
3,500	Murphy Oil Corp.	220,010
2,225	Newfield Exploration Co. (a)	69,776
465	Noble Energy, Inc.	33,034
3,825	Peabody Energy Corp.	62,501
2,050	Tesoro Corp.	103,710
2,000	Valero Energy Corp.	106,200

		1,925,157

	Total Energy	2,366,206

	Financials — 17.9%
	Banks — 3.0%
5,075	East West Bancorp, Inc.	185,237
9,750	Fifth Third Bancorp	223,762
5,625	Huntington Bancshares, Inc.	56,081
5,925	KeyCorp	84,372
7,250	Regions Financial Corp.	80,548
1,750	Signature Bank (a)	219,783
2,800	SVB Financial Group (a)	360,584

		1,210,367

	Capital Markets — 1.2%
1,100	Affiliated Managers Group, Inc. (a)	220,055
8,200	American Capital Ltd. (a)	129,478
875	Lazard Ltd., (Bermuda), Class A	41,204
2,400	TD Ameritrade Holding Corp.	81,480

		472,217

	Consumer Finance — 2.0%
11,100	Discover Financial Services	645,909
5,925	Santander Consumer USA Holdings, Inc. (a)	142,674

		788,583

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Financial Services — 0.2%
2,525	NASDAQ OMX Group, Inc. (The)	93,274

	Insurance — 4.5%
1,350	Allied World Assurance Co. Holdings AG, (Switzerland)	139,306
4,150	American Financial Group, Inc.	239,496
1,275	Aon plc, (United Kingdom)	107,457
1,550	Arch Capital Group Ltd., (Bermuda) (a)	89,187
450	Aspen Insurance Holdings Ltd., (Bermuda)	17,865
2,000	Assurant, Inc.	129,920
6,800	Assured Guaranty Ltd., (Bermuda)	172,176
975	Axis Capital Holdings Ltd., (Bermuda)	44,704
450	Everest Re Group Ltd., (Bermuda)	68,872
797	Fidelity National Financial, Inc., Class A	25,058
2,700	Hartford Financial Services Group, Inc. (The)	95,229
1,850	Lincoln National Corp.	93,740
2,475	Principal Financial Group, Inc.	113,825
2,375	Protective Life Corp.	124,901
825	Torchmark Corp.	64,928
5,700	Unum Group	201,267
1,900	Validus Holdings Ltd., (Bermuda)	71,649

		1,799,580

	Real Estate Investment Trusts (REITs) — 6.9%
925	American Capital Agency Corp.	19,878
4,950	Annaly Capital Management, Inc.	54,301
4,550	Apartment Investment & Management Co., Class A	137,501
175	AvalonBay Communities, Inc.	22,981
4,375	Brandywine Realty Trust	63,262
825	Camden Property Trust	55,555
1,475	Chimera Investment Corp.	4,514
2,300	CommonWealth REIT	60,490
1,000	Corrections Corp. of America	31,320
1,175	Crown Castle International Corp.	86,692
2,950	DDR Corp.	48,616
2,550	Douglas Emmett, Inc. (m)	69,207
16,800	Duke Realty Corp.	283,584
2,775	Equity Lifestyle Properties, Inc.	112,804
1,175	Equity Residential	68,138
1,125	Extra Space Storage, Inc.	54,574
2,475	Health Care REIT, Inc.	147,510
8,635	Hospitality Properties Trust	247,997
5,750	Host Hotels & Resorts, Inc.	116,380
1,500	Mack-Cali Realty Corp.	31,185
875	Mid-America Apartment Communities, Inc.	59,736
2,275	Post Properties, Inc.	111,703
3,900	Retail Properties of America, Inc., Class A	52,806
450	SL Green Realty Corp.	45,279
2,000	Taubman Centers, Inc.	141,580
2,172	Ventas, Inc.	131,558
12,250	Weyerhaeuser Co.	359,538
2,075	WP Carey, Inc.	124,645

		2,743,334

	Real Estate Management & Development — 0.0% (g)
150	Jones Lang LaSalle, Inc.	17,775

	Thrifts & Mortgage Finance — 0.1%
1,050	Washington Federal, Inc.	24,465

	Total Financials	7,149,595

	Health Care — 11.4%
	Biotechnology — 2.9%
1,725	Alexion Pharmaceuticals, Inc. (a)	262,424
9,825	ARIAD Pharmaceuticals, Inc. (a)	79,190
1,925	BioMarin Pharmaceutical, Inc. (a)	131,304
2,200	Incyte Corp., Ltd. (a)	117,744
3,775	Medivation, Inc. (a)	242,997
1,250	Pharmacyclics, Inc. (a)	125,275
3,000	Vertex Pharmaceuticals, Inc. (a)	212,160

		1,171,094

	Health Care Equipment & Supplies — 3.0%
13,700	CareFusion Corp. (a)	551,014
600	Cooper Cos., Inc. (The)	82,416
12,250	Hologic, Inc. (a)	263,375
3,100	Zimmer Holdings, Inc.	293,198

		1,190,003

	Health Care Providers & Services — 3.8%
8,525	AmerisourceBergen Corp.	559,155
6,275	Catamaran Corp. (a)	280,869
3,425	Humana, Inc.	386,066
5,150	Premier, Inc., Class A (a)	169,692
3,500	VCA Antech, Inc. (a)	112,805

		1,508,587

	Pharmaceuticals — 1.7%
1,525	Actavis plc, (Ireland) (a)	313,921
1,700	Forest Laboratories, Inc. (a)	156,859
1,250	Perrigo Co. plc, (Ireland)	193,325

		664,105

	Total Health Care	4,533,789

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Industrials — 17.3%
	Aerospace & Defense — 2.7%
1,025	Alliant Techsystems, Inc.	145,704
5,141	Huntington Ingalls Industries, Inc.	525,719
1,700	L-3 Communications Holdings, Inc.	200,855
200	Northrop Grumman Corp.	24,676
6,700	Spirit Aerosystems Holdings, Inc., Class A (a)	188,873

		1,085,827

	Airlines — 3.1%
3,375	Alaska Air Group, Inc.	314,921
1,750	Copa Holdings S.A., (Panama), Class A	254,083
5,125	Delta Air Lines, Inc.	177,581
19,725	Southwest Airlines Co.	465,707

		1,212,292

	Building Products — 0.2%
1,583	Allegion plc, (Ireland)	82,585

	Commercial Services & Supplies — 0.5%
5,575	KAR Auction Services, Inc.	169,201
2,555	R.R. Donnelley & Sons Co.	45,735

		214,936

	Construction & Engineering — 3.1%
19,975	AECOM Technology Corp. (a)	642,596
1,875	Fluor Corp.	145,744
4,825	Jacobs Engineering Group, Inc. (a)	306,387
2,700	URS Corp.	127,062

		1,221,789

	Electrical Equipment — 0.2%
1,775	Babcock & Wilcox Co. (The)	58,930
425	Regal-Beloit Corp.	30,902

		89,832

	Machinery — 3.3%
2,875	AGCO Corp.	158,585
4,750	Ingersoll-Rand plc, (Ireland)	271,890
1,825	Lincoln Electric Holdings, Inc.	131,418
3,750	Oshkosh Corp.	220,763
4,020	Parker Hannifin Corp.	481,234
425	WABCO Holdings, Inc. (a)	44,863

		1,308,753

	Marine — 0.1%
525	Kirby Corp. (a)	53,156

	Professional Services — 3.2%
10,275	Manpowergroup, Inc.	809,978
4,175	Towers Watson & Co., Class A	476,159

		1,286,137

	Road & Rail — 0.5%
4,225	CSX Corp.	122,398
1,075	Landstar System, Inc.	63,662

		186,060

	Trading Companies & Distributors — 0.4%
1,125	Air Lease Corp.	41,951
3,800	MRC Global, Inc. (a)	102,448

		144,399

	Total Industrials	6,885,766

	Information Technology — 16.1%
	Communications Equipment — 0.6%
3,150	Harris Corp.	230,454

	Electronic Equipment, Instruments & Components — 1.2%
6,025	Avnet, Inc.	280,343
3,400	CDW Corp.	93,296
1,475	Tech Data Corp. (a)	89,916

		463,555

	Internet Software & Services — 1.7%
400	Equinix, Inc. (a)	73,936
2,550	LinkedIn Corp., Class A (a)	471,597
3,800	Pandora Media, Inc. (a)	115,216
625	Twitter, Inc. (a)	29,169

		689,918

	IT Services — 5.2%
1,800	Alliance Data Systems Corp. (a)	490,410
28,575	Booz Allen Hamilton Holding Corp.	628,650
1,100	DST Systems, Inc.	104,269
1,800	Fidelity National Information Services, Inc.	96,210
425	Global Payments, Inc.	30,222
1,500	Vantiv, Inc., Class A (a)	45,330
6,525	VeriFone Systems, Inc. (a)	220,675
42,175	Xerox Corp.	476,578

		2,092,344

	Semiconductors & Semiconductor Equipment — 3.6%
17,675	Advanced Micro Devices, Inc. (a)	70,877
3,775	First Solar, Inc. (a)	263,457
2,225	KLA-Tencor Corp.	153,836
3,850	Lam Research Corp. (a)	211,750
21,125	Marvell Technology Group Ltd., (Bermuda)	332,719
11,000	Micron Technology, Inc. (a)	260,260
2,075	Skyworks Solutions, Inc. (a)	77,854
3,025	Teradyne, Inc. (a)	60,167

		1,430,920

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 1.9%
11,750	CA, Inc.	363,897
1,600	King Digital Entertainment plc, (Ireland) (a)	29,104
4,000	Rovi Corp. (a)	91,120
4,025	TIBCO Software, Inc. (a)	81,788
46,625	Zynga, Inc., Class A (a)	200,488

		766,397

	Technology Hardware, Storage & Peripherals — 1.9%
8,200	Western Digital Corp.	752,924

	Total Information Technology	6,426,512

	Materials — 5.0%
	Chemicals — 2.4%
500	Ashland, Inc.	49,740
1,025	CF Industries Holdings, Inc.	267,156
725	Huntsman Corp.	17,704
2,441	PPG Industries, Inc.	472,236
2,025	Valspar Corp. (The)	146,043

		952,879

	Containers & Packaging — 0.7%
675	Avery Dennison Corp.	34,202
1,775	Crown Holdings, Inc. (a)	79,414
425	Greif, Inc., Class A	22,308
300	Rock-Tenn Co., Class A	31,671
2,875	Sealed Air Corp.	94,501

		262,096

	Metals & Mining — 1.1%
650	Nucor Corp.	32,851
3,475	Reliance Steel & Aluminum Co.	245,543
2,850	Steel Dynamics, Inc.	50,702
4,050	United States Steel Corp.	111,821

		440,917

	Paper & Forest Products — 0.8%
1,375	Domtar Corp., (Canada)	154,303
4,025	International Paper Co.	184,667

		338,970

	Total Materials	1,994,862

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 0.7%
50,325	Frontier Communications Corp.	286,853

	Wireless Telecommunication Services — 0.8%
1,325	SBA Communications Corp., Class A (a)	120,522
6,475	T-Mobile US, Inc. (a)	213,869

		334,391

	Total Telecommunication Services	621,244

	Utilities — 5.3%
	Electric Utilities — 0.1%
425	Pinnacle West Capital Corp.	23,230

	Gas Utilities — 0.5%
4,475	UGI Corp.	204,105

	Independent Power and Renewable Electricity Producers — 0.8%
21,600	AES Corp.	308,448

	Multi-Utilities — 3.9%
2,125	Alliant Energy Corp.	120,721
3,050	Ameren Corp.	125,660
9,255	CenterPoint Energy, Inc.	219,251
4,050	CMS Energy Corp.	118,584
1,975	Consolidated Edison, Inc.	105,959
3,425	DTE Energy Co.	254,443
2,650	MDU Resources Group, Inc.	90,922
2,600	SCANA Corp.	133,432
3,175	Sempra Energy	307,213
5,675	TECO Energy, Inc.	97,326

		1,573,511

	Total Utilities	2,109,294

	Total Common Stocks (Cost $29,535,566)	39,356,632

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
75,000	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $75,059)	75,082

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,071,228	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $1,071,228)	1,071,228

	Total Investments — 101.5% (Cost $30,681,853)	40,502,942
	Liabilities in Excess of Other Assets — (1.5)%	(609,117)

	NET ASSETS — 100.0%	$39,893,825

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	S&P Mid Cap 400	06/20/14	$549,960	$2,352

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,372,509
Aggregate gross unrealized depreciation	(551,420)

Net unrealized appreciation/depreciation	$9,821,089

Federal income tax cost of investments	$30,681,853

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$40,427,860	$75,082	$—	$40,502,942

Appreciation in Other Financial Instruments
Futures Contracts	$2,352	$—	$—	$2,352

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 23.1%
	Auto Components — 1.4%
12,800	BorgWarner, Inc.	786,816

	Automobiles — 3.3%
16,600	Harley-Davidson, Inc.	1,105,726
3,550	Tesla Motors, Inc. (a)	739,997

		1,845,723

	Hotels, Restaurants & Leisure — 4.5%
1,010	Chipotle Mexican Grill, Inc. (a)	573,730
24,600	Hilton Worldwide Holdings, Inc. (a)	547,104
14,292	Norwegian Cruise Line Holdings Ltd. (a)	461,203
2,700	Panera Bread Co., Class A (a)	476,469
2,090	Wynn Resorts Ltd.	464,294

		2,522,800

	Household Durables — 2.2%
5,625	Mohawk Industries, Inc. (a)	764,888
13,700	Toll Brothers, Inc. (a)	491,830

		1,256,718

	Internet & Catalog Retail — 1.2%
1,860	Netflix, Inc. (a)	654,776

	Specialty Retail — 6.3%
4,900	Advance Auto Parts, Inc.	619,850
10,000	GameStop Corp., Class A	411,000
3,175	O’Reilly Automotive, Inc. (a)	471,138
7,100	Ross Stores, Inc.	508,005
6,150	Signet Jewelers Ltd., (Bermuda)	651,039
10,400	Urban Outfitters, Inc. (a)	379,288
8,000	Williams-Sonoma, Inc.	533,120

		3,573,440

	Textiles, Apparel & Luxury Goods — 4.2%
10,250	Lululemon Athletica, Inc., (Canada) (a)	539,047
11,900	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,109,913
4,675	Ralph Lauren Corp.	752,348

		2,401,308

	Total Consumer Discretionary	13,041,581

	Energy — 5.4%
	Energy Equipment & Services — 0.7%
15,050	Frank’s International N.V., (Netherlands)	372,939

	Oil, Gas & Consumable Fuels — 4.7%
6,900	Antero Resources Corp. (a)	431,940
16,900	Cabot Oil & Gas Corp.	572,572
5,100	Concho Resources, Inc. (a)	624,750
15,700	Laredo Petroleum Holdings, Inc. (a)	406,002
11,700	Plains All American Pipeline LP	644,904

		2,680,168

	Total Energy	3,053,107

	Financials — 11.3%
	Capital Markets — 4.8%
5,370	Affiliated Managers Group, Inc. (a)	1,074,268
13,500	Blackstone Group LP (The)	448,875
13,200	Lazard Ltd., Class A (Bermuda)	621,588
17,100	TD Ameritrade Holding Corp.	580,545

		2,725,276

	Commercial Banks — 2.2%
16,200	East West Bancorp, Inc.	591,300
5,025	Signature Bank (a)	631,090

		1,222,390

	Diversified Financial Services — 1.6%
11,600	Moody’s Corp.	920,112

	Insurance — 1.2%
7,900	Aon plc, (United Kingdom)	665,812

	Real Estate Management & Development — 1.5%
30,200	CBRE Group, Inc., Class A (a)	828,386

	Total Financials	6,361,976

	Health Care — 14.3%
	Biotechnology — 2.2%
4,840	Alexion Pharmaceuticals, Inc. (a)	736,309
7,000	Vertex Pharmaceuticals, Inc. (a)	495,040

		1,231,349

	Health Care Equipment & Supplies — 1.0%
7,700	Sirona Dental Systems, Inc. (a)	574,959

	Health Care Providers & Services — 4.0%
17,100	Brookdale Senior Living, Inc. (a)	573,021
17,400	Envision Healthcare Holdings, Inc. (a)	588,642
5,810	Humana, Inc.	654,903
12,700	Premier, Inc., Class A (a)	418,465

		2,235,031

	Life Sciences Tools & Services — 3.9%
12,500	Agilent Technologies, Inc.	699,000
17,400	Bruker Corp. (a)	396,546
7,320	Illumina, Inc. (a)	1,088,191

		2,183,737

	Pharmaceuticals — 3.2%
4,475	Actavis plc, (Ireland) (a)	921,179
2,100	Jazz Pharmaceuticals plc, (Ireland) (a)	291,228

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — Continued
4,600	Valeant Pharmaceuticals International, Inc. (a)	606,418

		1,818,825

	Total Health Care	8,043,901

	Industrials — 21.2%
	Airlines — 1.6%
26,300	Delta Air Lines, Inc.	911,295

	Building Products — 1.4%
19,400	Fortune Brands Home & Security, Inc.	816,352

	Commercial Services & Supplies — 1.1%
5,440	Stericycle, Inc. (a)	618,093

	Construction & Engineering — 0.9%
6,500	Fluor Corp.	505,245

	Electrical Equipment — 3.1%
8,200	Acuity Brands, Inc.	1,087,074
10,900	Generac Holdings, Inc.	642,773

		1,729,847

	Industrial Conglomerates — 1.1%
7,800	Carlisle Cos., Inc.	618,852

	Machinery — 4.6%
11,025	Flowserve Corp.	863,699
1,100	Middleby Corp. (The) (a)	290,631
10,975	Pall Corp.	981,933
4,600	WABCO Holdings, Inc. (a)	485,576

		2,621,839

	Marine — 1.2%
6,600	Kirby Corp. (a)	668,250

	Road & Rail — 2.8%
4,325	Canadian Pacific Railway Ltd., (Canada)	650,609
23,900	Hertz Global Holdings, Inc. (a)	636,696
3,900	J.B. Hunt Transport Services, Inc.	280,488

		1,567,793

	Trading Companies & Distributors — 3.4%
10,800	Air Lease Corp.	402,732
20,000	HD Supply Holdings, Inc. (a)	523,000
5,950	MSC Industrial Direct Co., Inc., Class A	514,794
4,600	Watsco, Inc.	459,586

		1,900,112

	Total Industrials	11,957,678

	Information Technology — 21.6%
	Communications Equipment — 1.9%
13,600	Aruba Networks, Inc. (a)	255,000
17,300	Ciena Corp. (a)	393,402
6,350	Palo Alto Networks, Inc. (a)	435,610

		1,084,012

	Computers & Peripherals — 0.4%
4,100	3D Systems Corp. (a)	242,515

	Electronic Equipment, Instruments & Components — 1.5%
9,300	Amphenol Corp., Class A	852,345

	Internet Software & Services — 0.7%
2,025	LinkedIn Corp., Class A (a)	374,504

	IT Services — 3.4%
4,020	Alliance Data Systems Corp. (a)	1,095,249
12,900	CoreLogic, Inc. (a)	387,516
12,900	VeriFone Systems, Inc. (a)	436,278

		1,919,043

	Semiconductors & Semiconductor Equipment — 5.8%
45,100	Applied Materials, Inc.	920,942
14,400	Avago Technologies Ltd., (Singapore)	927,504
9,000	KLA-Tencor Corp.	622,260
14,100	Xilinx, Inc.	765,207

		3,235,913

	Software — 7.9%
11,400	Autodesk, Inc. (a)	560,652
7,100	CommVault Systems, Inc. (a)	461,145
29,300	Electronic Arts, Inc. (a)	849,993
6,600	Guidewire Software, Inc. (a)	323,730
10,900	Red Hat, Inc. (a)	577,482
7,900	ServiceNow, Inc. (a)	473,368
5,100	Splunk, Inc. (a)	364,599
3,900	Tableau Software, Inc., Class A (a)	296,712
6,000	Workday, Inc., Class A (a)	548,580

		4,456,261

	Total Information Technology	12,164,593

	Materials — 1.2%
	Chemicals — 1.2%
3,285	Sherwin-Williams Co. (The)	647,572

	Total Common Stocks (Cost $42,715,079)	55,270,408

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,544,159	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $1,544,159)	1,544,159

	Total Investments — 100.8% (Cost $44,259,238)	56,814,567
	Liabilities in Excess of Other Assets — (0.8)%	(437,705)

	NET ASSETS — 100.0%	$56,376,862

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,159,343
Aggregate gross unrealized depreciation	(604,014)

Net unrealized appreciation/depreciation	$12,555,329

Federal income tax cost of investments	$44,259,238

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$56,814,567	$—	$—	$56,814,567

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
	Consumer Discretionary — 17.3%
	Distributors — 0.2%
9,270	Genuine Parts Co.	805,099

	Hotels, Restaurants & Leisure — 1.6%
77,266	Marriott International, Inc., Class A	4,328,441
20,620	Wyndham Worldwide Corp.	1,510,003
11,790	Yum! Brands, Inc.	888,848

		6,727,292

	Household Durables — 1.8%
61,010	Jarden Corp. (a)	3,650,228
28,910	Mohawk Industries, Inc. (a)	3,931,182

		7,581,410

	Internet & Catalog Retail — 1.3%
77,760	Expedia, Inc.	5,637,600

	Media — 2.5%
22,390	CBS Corp. (Non-Voting), Class B	1,383,702
105,504	Clear Channel Outdoor Holdings, Inc., Class A	961,141
72,360	DISH Network Corp., Class A (a)	4,501,516
138,300	Gannett Co., Inc.	3,817,080

		10,663,439

	Multiline Retail — 2.7%
47,230	Family Dollar Stores, Inc.	2,739,812
117,900	Kohl’s Corp.	6,696,720
28,490	Nordstrom, Inc.	1,779,201

		11,215,733

	Specialty Retail — 6.0%
9,648	AutoZone, Inc. (a)	5,181,941
44,870	Bed Bath & Beyond, Inc. (a)	3,087,056
80,460	Best Buy Co., Inc.	2,124,949
166,830	Gap, Inc. (The)	6,683,210
61,710	PetSmart, Inc.	4,251,202
33,310	Tiffany & Co.	2,869,656
21,980	TJX Cos., Inc. (The)	1,333,087

		25,531,101

	Textiles, Apparel & Luxury Goods — 1.2%
28,250	PVH Corp.	3,524,753
26,250	V.F. Corp.	1,624,350

		5,149,103

	Total Consumer Discretionary	73,310,777

	Consumer Staples — 4.9%
	Beverages — 1.5%
16,413	Brown-Forman Corp., Class B	1,472,082
	Beverages — Continued
93,751	Dr. Pepper Snapple Group, Inc.	5,105,680

		6,577,762

	Food & Staples Retailing — 1.7%
120,507	Kroger Co. (The)	5,260,131
300,650	Rite Aid Corp. (a)	1,885,075

		7,145,206

	Food Products — 0.7%
29,510	Hershey Co. (The)	3,080,844

	Household Products — 1.0%
40,710	Energizer Holdings, Inc.	4,101,125

	Total Consumer Staples	20,904,937

	Energy — 5.1%
	Oil, Gas & Consumable Fuels — 5.1%
62,520	Energen Corp.	5,052,241
39,920	EQT Corp.	3,871,042
97,930	PBF Energy, Inc., Class A	2,526,594
106,040	QEP Resources, Inc.	3,121,818
87,210	Southwestern Energy Co. (a)	4,012,532
75,300	Williams Cos., Inc. (The)	3,055,674

	Total Energy	21,639,901

	Financials — 28.5%
	Banks — 6.4%
38,370	City National Corp.	3,020,487
294,280	Fifth Third Bancorp	6,753,726
47,680	First Republic Bank	2,574,243
199,440	Huntington Bancshares, Inc.	1,988,417
47,160	M&T Bank Corp.	5,720,508
128,220	SunTrust Banks, Inc.	5,101,874
65,830	Zions Bancorporation	2,039,413

		27,198,668

	Capital Markets — 5.1%
55,360	Ameriprise Financial, Inc.	6,093,475
114,400	Invesco Ltd.	4,232,800
42,390	Legg Mason, Inc.	2,078,806
65,590	Northern Trust Corp.	4,300,080
56,500	T. Rowe Price Group, Inc.	4,652,775

		21,357,936

	Insurance — 9.4%
7,158	Alleghany Corp. (a)	2,916,026
40,680	Chubb Corp. (The)	3,632,724
117,530	Hartford Financial Services Group, Inc. (The)	4,145,283
160,620	Loews Corp.	7,075,311

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
158,910	Marsh & McLennan Cos., Inc.	7,834,263
182,224	Old Republic International Corp.	2,988,474
109,000	Unum Group	3,848,790
81,460	W.R. Berkley Corp.	3,390,365
119,740	XL Group plc, (Ireland)	3,741,875

		39,573,111

	Real Estate Investment Trusts (REITs) — 6.8%
67,770	American Campus Communities, Inc.	2,531,210
30,230	AvalonBay Communities, Inc.	3,969,804
81,840	Brixmor Property Group, Inc.	1,745,647
133,730	General Growth Properties, Inc.	2,942,060
191,890	Kimco Realty Corp.	4,198,553
77,955	Rayonier, Inc.	3,578,914
51,540	Regency Centers Corp.	2,631,632
47,424	Vornado Realty Trust	4,674,109
85,150	Weyerhaeuser Co.	2,499,153

		28,771,082

	Real Estate Management & Development — 0.5%
111,515	Brookfield Property Partners LP	2,085,330

	Thrifts & Mortgage Finance — 0.3%
135,750	Hudson City Bancorp, Inc.	1,334,423

	Total Financials	120,320,550

	Health Care — 5.3%
	Health Care Equipment & Supplies — 0.8%
82,440	CareFusion Corp. (a)	3,315,737

	Health Care Providers & Services — 4.5%
60,440	AmerisourceBergen Corp.	3,964,260
56,920	Brookdale Senior Living, Inc. (a)	1,907,389
70,010	Cigna Corp.	5,861,937
23,020	Henry Schein, Inc. (a)	2,747,897
40,240	Humana, Inc.	4,535,853

		19,017,336

	Total Health Care	22,333,073

	Industrials — 9.7%
	Building Products — 0.7%
67,170	Fortune Brands Home & Security, Inc.	2,826,514

	Electrical Equipment — 2.8%
80,380	AMETEK, Inc.	4,138,766
30,560	Hubbell, Inc., Class B	3,663,227
56,090	Regal-Beloit Corp.	4,078,304

		11,880,297

	Industrial Conglomerates — 1.2%
66,350	Carlisle Cos., Inc.	5,264,209

	Machinery — 2.8%
66,090	IDEX Corp.	4,817,300
77,650	Rexnord Corp. (a)	2,250,297
43,180	Snap-on, Inc.	4,900,067

		11,967,664

	Professional Services — 1.2%
71,350	Equifax, Inc.	4,853,940

	Trading Companies & Distributors — 1.0%
51,040	MSC Industrial Direct Co., Inc., Class A	4,415,981

	Total Industrials	41,208,605

	Information Technology — 9.7%
	Communications Equipment — 0.7%
115,680	CommScope Holding Co., Inc. (a)	2,854,982

	Electronic Equipment, Instruments & Components — 3.0%
71,200	Amphenol Corp., Class A	6,525,480
102,090	Arrow Electronics, Inc. (a)	6,060,062

		12,585,542

	IT Services — 1.3%
97,610	Jack Henry & Associates, Inc.	5,442,734

	Semiconductors & Semiconductor Equipment — 3.7%
110,210	Analog Devices, Inc.	5,856,559
59,070	KLA-Tencor Corp.	4,084,100
105,930	Xilinx, Inc.	5,748,821

		15,689,480

	Software — 1.0%
112,250	Synopsys, Inc. (a)	4,311,523

	Total Information Technology	40,884,261

	Materials — 7.6%
	Chemicals — 4.2%
51,300	Airgas, Inc.	5,463,963
77,356	Albemarle Corp.	5,137,985
14,370	Sherwin-Williams Co. (The)	2,832,758
45,960	Sigma-Aldrich Corp.	4,291,745

		17,726,451

	Containers & Packaging — 3.4%
120,740	Ball Corp.	6,617,760
35,490	Rock-Tenn Co., Class A	3,746,679
79,120	Silgan Holdings, Inc.	3,918,022

		14,282,461

	Total Materials	32,008,912

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 9.2%
	Electric Utilities — 2.8%
65,530	Edison International	3,709,653
125,190	Westar Energy, Inc.	4,401,681
125,940	Xcel Energy, Inc.	3,823,538

		11,934,872

	Gas Utilities — 1.6%
39,370	National Fuel Gas Co.	2,757,475
158,160	Questar Corp.	3,761,045

		6,518,520

	Multi-Utilities — 4.8%
162,320	CenterPoint Energy, Inc.	3,845,361
150,510	CMS Energy Corp.	4,406,933
94,670	NiSource, Inc.	3,363,625
55,070	Sempra Energy	5,328,573
72,850	Wisconsin Energy Corp.	3,391,167

		20,335,659

	Total Utilities	38,789,051

	Total Common Stocks (Cost $264,667,854)	411,400,067

Short-Term Investment — 2.8%
	Investment Company — 2.8%
11,713,651	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $11,713,651)	11,713,651

	Total Investments — 100.1% (Cost $276,381,505)	423,113,718
	Liabilities in Excess of Other Assets — (0.1)%	(453,541)

	NET ASSETS — 100.0%	$422,660,177

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,949,787
Aggregate gross unrealized depreciation	(217,574)

Net unrealized appreciation/depreciation	$146,732,213

Federal income tax cost of investments	$276,381,505

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$423,113,718	$—	$—	$423,113,718

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Consumer Discretionary — 11.8%
	Auto Components — 1.6%
21,000	Cooper Tire & Rubber Co.	510,300
4,500	Standard Motor Products, Inc.	160,965
9,200	Stoneridge, Inc. (a)	103,316
34,600	Tower International, Inc. (a)	941,812

		1,716,393

	Distributors — 0.2%
3,200	Core-Mark Holding Co., Inc.	232,320
1,460	VOXX International Corp. (a)	19,973

		252,293

	Diversified Consumer Services — 0.4%
12,900	2U, Inc. (a)	176,085
1,500	Capella Education Co.	94,725
10,670	Corinthian Colleges, Inc. (a)	14,725
3,000	ITT Educational Services, Inc. (a)	86,040

		371,575

	Hotels, Restaurants & Leisure — 1.5%
1,400	Cracker Barrel Old Country Store, Inc.	136,136
5,500	Einstein Noah Restaurant Group, Inc.	90,530
5,500	Intrawest Resorts Holdings, Inc. (a)	71,720
10,000	Jack in the Box, Inc. (a)	589,400
29,368	Ruth’s Hospitality Group, Inc.	355,059
19,000	Sonic Corp. (a)	433,010

		1,675,855

	Household Durables — 1.8%
15,600	Helen of Troy Ltd., (Bermuda) (a)	1,079,988
3,189	Jarden Corp. (a)	190,798
11,200	KB Home	190,288
2,300	Libbey, Inc. (a)	59,800
8,100	Lifetime Brands, Inc.	144,666
1,600	NACCO Industries, Inc., Class A	86,736
4,400	Skullcandy, Inc. (a)	40,392
5,900	Universal Electronics, Inc. (a)	226,501

		2,019,169

	Internet & Catalog Retail — 0.1%
2,500	Coupons.com, Inc. (a)	61,625
1,331	FTD Cos., Inc. (a)	42,339

		103,964

	Leisure Products — 0.1%
1,700	Johnson Outdoors, Inc., Class A	43,214
3,000	Malibu Boats, Inc., Class A (a)	66,660
2,300	Nautilus, Inc. (a)	22,149

		132,023

	Media — 1.1%
2,500	AMC Entertainment Holdings, Inc., Class A (a)	60,625
40,100	E.W. Scripps Co., Class A (a)	710,572
5,500	Entercom Communications Corp., Class A (a)	55,385
12,200	Gray Television, Inc. (a)	126,514
14,100	Journal Communications, Inc., Class A (a)	124,926
2,000	Live Nation Entertainment, Inc. (a)	43,500
2,700	Sinclair Broadcast Group, Inc., Class A	73,143

		1,194,665

	Multiline Retail — 0.6%
7,100	Dillard’s, Inc., Class A	656,040

	Specialty Retail — 2.8%
3,000	Barnes & Noble, Inc. (a)	62,700
17,500	Brown Shoe Co., Inc.	464,450
11,300	Cato Corp. (The), Class A	305,552
1,500	Children’s Place Retail Stores, Inc. (The)	74,715
5,000	Destination Maternity Corp.	137,000
40,700	Express, Inc. (a)	646,316
11,200	Lithia Motors, Inc., Class A	744,352
109,945	Office Depot, Inc. (a)	454,073
2,300	Outerwall, Inc. (a)	166,750
1,603	Systemax, Inc. (a)	23,900
1,800	Trans World Entertainment Corp.	6,534

		3,086,342

	Textiles, Apparel & Luxury Goods — 1.6%
12,600	G-III Apparel Group Ltd. (a)	901,908
20,500	Iconix Brand Group, Inc. (a)	805,035
2,300	RG Barry Corp.	43,424

		1,750,367

	Total Consumer Discretionary	12,958,686

	Consumer Staples — 5.3%
	Beverages — 0.1%
1,000	Coca-Cola Bottling Co. Consolidated	84,980

	Food & Staples Retailing — 3.2%
19,650	Andersons, Inc. (The)	1,164,066
207,000	Rite Aid Corp. (a)	1,297,890
35,300	Roundy’s, Inc.	242,864
31,680	Spartan Stores, Inc.	735,293
1,700	Village Super Market, Inc., Class A	44,880

		3,484,993

	Food Products — 1.7%
62,100	Chiquita Brands International, Inc. (a)	773,145

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food Products — Continued
30,300	Pilgrim’s Pride Corp. (a)	633,876
8,600	Pinnacle Foods, Inc.	256,796
2,700	Sanderson Farms, Inc.	211,923

		1,875,740

	Personal Products — 0.3%
4,500	Revlon, Inc., Class A (a)	114,975
3,600	USANA Health Sciences, Inc. (a)	271,224

		386,199

	Total Consumer Staples	5,831,912

	Energy — 5.5%
	Energy Equipment & Services — 2.1%
9,300	C&J Energy Services, Inc. (a)	271,188
8,200	Dawson Geophysical Co.	229,682
10,200	Forum Energy Technologies, Inc. (a)	315,996
3,100	Gulfmark Offshore, Inc., Class A	139,314
10,300	Helix Energy Solutions Group, Inc. (a)	236,694
11,400	Matrix Service Co. (a)	385,092
10,812	Superior Energy Services, Inc.	332,577
20,400	Tesco Corp. (a)	377,400

		2,287,943

	Oil, Gas & Consumable Fuels — 3.4%
2,000	Alon USA Energy, Inc.	29,880
11,500	Delek U.S. Holdings, Inc.	333,960
4,000	Energy XXI Bermuda Ltd., (Bermuda)	94,280
1,700	EPL Oil & Gas, Inc. (a)	65,620
8,000	Equal Energy Ltd.	36,640
63,600	Gastar Exploration, Inc. (a)	347,892
46,400	Renewable Energy Group, Inc. (a)	555,872
2,000	REX American Resources Corp. (a)	114,100
13,800	Rice Energy, Inc. (a)	364,182
16,000	RSP Permian, Inc. (a)	462,240
1,700	SemGroup Corp., Class A	111,656
5,000	Stone Energy Corp. (a)	209,850
106,700	Warren Resources, Inc. (a)	512,160
11,300	Western Refining, Inc.	436,180
700	Westmoreland Coal Co. (a)	20,846
2,400	World Fuel Services Corp.	105,840

		3,801,198

	Total Energy	6,089,141

	Financials — 21.5%
	Banks — 7.2%
3,000	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	79,230
11,200	BBCN Bancorp, Inc.	191,968
2,500	BNC Bancorp	43,325
1,200	Bridge Bancorp, Inc.	32,052
5,300	Cardinal Financial Corp.	94,499
6,600	Cathay General Bancorp	166,254
3,800	Citizens & Northern Corp.	74,898
1,340	Community Trust Bancorp, Inc.	55,583
500	ConnectOne Bancorp, Inc. (a)	24,480
18,011	Customers Bancorp, Inc. (a)	375,890
27,955	East West Bancorp, Inc.	1,020,357
2,744	Fidelity Southern Corp.	38,334
4,000	Financial Institutions, Inc.	92,080
19,700	First Commonwealth Financial Corp.	178,088
4,800	First Community Bancshares, Inc.	78,528
4,600	First Financial Bancorp	82,708
3,700	First Merchants Corp.	80,068
4,532	First NBC Bank Holding Co. (a)	157,986
28,557	FirstMerit Corp.	594,842
28,725	Hanmi Financial Corp.	669,292
100	Heartland Financial USA, Inc.	2,699
3,800	Huntington Bancshares, Inc.	37,886
975	Iberiabank Corp.	68,396
700	Lakeland Financial Corp.	28,154
3,500	MainSource Financial Group, Inc.	59,850
800	National Bankshares, Inc.	29,208
2,471	NBT Bancorp, Inc.	60,441
1,200	OFG Bancorp, (Puerto Rico)	20,628
8,000	Park Sterling Corp.	53,200
1,200	Peoples Bancorp, Inc.	29,676
8,200	Pinnacle Financial Partners, Inc.	307,418
27,900	Popular, Inc., (Puerto Rico) (a)	864,621
6,700	Preferred Bank (a)	173,932
4,200	PrivateBancorp, Inc.	128,142
1,300	Prosperity Bancshares, Inc.	85,995
4,650	Sierra Bancorp	74,028
12,535	Southwest Bancorp, Inc.	221,368
1,700	Square 1 Financial, Inc., Class A (a)	34,170
11,500	Susquehanna Bancshares, Inc.	130,985
1,300	SVB Financial Group (a)	167,414
8,200	Talmer Bancorp, Inc., Class A (a)	120,048
3,000	Texas Capital Bancshares, Inc. (a)	194,820
4,600	Tristate Capital Holdings, Inc. (a)	65,366
2,300	WesBanco, Inc.	73,209
3,500	West Bancorporation, Inc.	53,165
56,500	Wilshire Bancorp, Inc.	627,150

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Banks — Continued
1,600	Yadkin Financial Corp. (a)	34,256

		7,876,687

	Capital Markets — 1.4%
51,600	BGC Partners, Inc., Class A	337,464
18,700	Cowen Group, Inc., Class A (a)	82,467
5,089	Gladstone Capital Corp.	51,297
19,800	Gladstone Investment Corp.	163,746
26,000	Investment Technology Group, Inc. (a)	525,200
15,700	Ladenburg Thalmann Financial Services, Inc. (a)	47,414
11,500	Manning & Napier, Inc.	192,855
3,300	Piper Jaffray Cos. (a)	151,140
1,254	Prospect Capital Corp.	13,543

		1,565,126

	Consumer Finance — 1.6%
2,000	Cash America International, Inc.	77,440
8,000	Encore Capital Group, Inc. (a)	365,600
9,300	Green Dot Corp., Class A (a)	181,629
5,400	JGWPT Holdings, Inc., Class A (a)	98,604
6,300	Nelnet, Inc., Class A	257,670
18,600	Regional Management Corp. (a)	458,676
4,725	World Acceptance Corp. (a)	354,753

		1,794,372

	Insurance — 2.6%
33,500	American Equity Investment Life Holding Co.	791,270
6,225	Aspen Insurance Holdings Ltd., (Bermuda)	247,133
42,200	CNO Financial Group, Inc.	763,820
2,200	Crawford & Co., Class B	24,002
5,200	HCI Group, Inc.	189,280
11,300	Hilltop Holdings, Inc. (a)	268,827
1,500	Horace Mann Educators Corp.	43,500
11,300	Maiden Holdings Ltd., (Bermuda)	141,024
1,200	Montpelier Re Holdings Ltd., (Bermuda)	35,712
3,000	Selective Insurance Group, Inc.	69,960
1,200	Stewart Information Services Corp.	42,156
5,500	Symetra Financial Corp.	109,010
3,300	United Fire Group, Inc.	100,155
1,006	Validus Holdings Ltd., (Bermuda)	37,936

		2,863,785

	Real Estate Investment Trusts (REITs) — 7.4%
800	Agree Realty Corp.	24,328
3,683	American Campus Communities, Inc.	137,560
79,900	Anworth Mortgage Asset Corp.	396,304
3,380	Ashford Hospitality Prime, Inc.	51,106
17,100	Ashford Hospitality Trust, Inc.	192,717
58,600	Capstead Mortgage Corp.	741,876
12,300	CBL & Associates Properties, Inc.	218,325
7,600	Chatham Lodging Trust	153,672
6,500	Chesapeake Lodging Trust	167,245
9,800	CoreSite Realty Corp.	303,800
21,700	Cousins Properties, Inc.	248,899
24,475	DCT Industrial Trust, Inc.	192,863
8,000	DDR Corp.	131,840
2,700	EastGroup Properties, Inc.	169,857
19,800	Education Realty Trust, Inc.	195,426
35,900	First Industrial Realty Trust, Inc.	693,588
13,700	GEO Group, Inc. (The)	441,688
7,300	Glimcher Realty Trust	73,219
1,250	Home Properties, Inc.	75,150
5,200	LaSalle Hotel Properties	162,812
3,300	LTC Properties, Inc.	124,179
995	Mid-America Apartment Communities, Inc.	67,929
2,700	Parkway Properties, Inc.	49,275
6,500	Pebblebrook Hotel Trust	219,505
9,325	Pennsylvania Real Estate Investment Trust	168,316
4,000	PennyMac Mortgage Investment Trust	95,600
18,100	Potlatch Corp.	700,289
2,975	PS Business Parks, Inc.	248,769
13,700	RAIT Financial Trust	116,313
2,400	Ramco-Gershenson Properties Trust	39,120
17,000	Redwood Trust, Inc.	344,760
17,700	RLJ Lodging Trust	473,298
26,300	Strategic Hotels & Resorts, Inc. (a)	267,997
1,200	Sun Communities, Inc.	54,108
30,300	Sunstone Hotel Investors, Inc.	416,019

		8,157,752

	Thrifts & Mortgage Finance — 1.3%
1,900	BofI Holding, Inc. (a)	162,925
16,800	Flagstar Bancorp, Inc. (a)	373,296
5,000	HomeStreet, Inc.	97,750
2,400	OceanFirst Financial Corp.	42,456
16,675	Ocwen Financial Corp. (a)	653,326
1,600	Provident Financial Holdings, Inc.	24,672
4,050	Walker & Dunlop, Inc. (a)	66,218

		1,420,643

	Total Financials	23,678,365

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care — 11.7%
	Biotechnology — 3.9%
4,500	Acceleron Pharma, Inc. (a)	155,250
9,500	Aegerion Pharmaceuticals, Inc. (a)	438,140
500	Agios Pharmaceuticals, Inc. (a)	19,575
1,200	Akebia Therapeutics, Inc. (a)	23,472
3,900	Alnylam Pharmaceuticals, Inc. (a)	261,846
6,400	AMAG Pharmaceuticals, Inc. (a)	123,840
5,900	Applied Genetic Technologies Corp. (a)	88,500
4,300	Auspex Pharmaceuticals, Inc. (a)	132,268
6,000	Cara Therapeutics, Inc. (a)	111,660
8,600	Celladon Corp. (a)	102,512
5,900	Celldex Therapeutics, Inc. (a)	104,253
3,700	Concert Pharmaceuticals, Inc. (a)	49,765
5,200	Dicerna Pharmaceuticals, Inc. (a)	146,900
2,900	Eagle Pharmaceuticals, Inc. (a)	36,975
5,100	Eleven Biotherapeutics, Inc. (a)	82,773
5,400	Flexion Therapeutics, Inc. (a)	88,830
1,800	Foundation Medicine, Inc. (a)	58,266
12,000	Infinity Pharmaceuticals, Inc. (a)	142,680
500	Intercept Pharmaceuticals, Inc. (a)	164,895
4,300	InterMune, Inc. (a)	143,921
1,000	Karyopharm Therapeutics, Inc. (a)	30,890
3,200	MacroGenics, Inc. (a)	89,056
6,900	NPS Pharmaceuticals, Inc. (a)	206,517
1,100	Ophthotech Corp. (a)	39,314
4,700	Pharmacyclics, Inc. (a)	471,034
5,800	Synageva BioPharma Corp. (a)	481,226
45,700	Threshold Pharmaceuticals, Inc. (a)	217,532
10,300	Trevena, Inc. (a)	80,958
4,600	Ultragenyx Pharmaceutical, Inc. (a)	224,894

		4,317,742

	Health Care Equipment & Supplies — 2.6%
4,500	ArthroCare Corp. (a)	216,855
16,800	Greatbatch, Inc. (a)	771,456
2,500	Inogen, Inc. (a)	41,275
11,600	Insulet Corp. (a)	550,072
31,800	NuVasive, Inc. (a)	1,221,438
3,900	PhotoMedex, Inc. (a)	61,737

		2,862,833

	Health Care Providers & Services — 2.6%
12,313	Amsurg Corp. (a)	579,696
10,000	Centene Corp. (a)	622,500
62,800	Cross Country Healthcare, Inc. (a)	506,796
34,400	Gentiva Health Services, Inc. (a)	313,728
13,200	Molina Healthcare, Inc. (a)	495,792
8,400	Owens & Minor, Inc.	294,252
1,900	Providence Service Corp. (The) (a)	53,732

		2,866,496

	Health Care Technology — 0.4%
2,700	Castlight Health, Inc., Class B (a)	57,294
12,200	Veeva Systems, Inc., Class A (a)	325,740

		383,034

	Life Sciences Tools & Services — 0.4%
8,500	Cambrex Corp. (a)	160,395
2,800	Furiex Pharmaceuticals, Inc. (a)	243,600
6,500	Harvard Bioscience, Inc. (a)	30,810

		434,805

	Pharmaceuticals — 1.8%
1,200	Achaogen, Inc. (a)	18,552
3,800	Egalet Corp. (a)	53,162
3,700	Impax Laboratories, Inc. (a)	97,754
3,900	Jazz Pharmaceuticals plc, (Ireland) (a)	540,852
13,700	Lannett Co., Inc. (a)	489,364
10,800	Medicines Co. (The) (a)	306,936
4,700	Questcor Pharmaceuticals, Inc.	305,171
6,800	Revance Therapeutics, Inc. (a)	214,200

		2,025,991

	Total Health Care	12,890,901

	Industrials — 16.0%
	Aerospace & Defense — 2.1%
13,600	AAR Corp. (m)	352,920
1,100	Curtiss-Wright Corp.	69,894
21,900	Engility Holdings, Inc. (a)	986,595
4,700	Esterline Technologies Corp. (a)	500,738
6,400	Triumph Group, Inc.	413,312

		2,323,459

	Air Freight & Logistics — 0.3%
3,300	Atlas Air Worldwide Holdings, Inc. (a)	116,391
3,100	Park-Ohio Holdings Corp. (a)	174,065

		290,456

	Airlines — 1.6%
9,500	Alaska Air Group, Inc.	886,445
20,200	Hawaiian Holdings, Inc. (a)	281,992
48,400	Republic Airways Holdings, Inc. (a)	442,376
11,500	SkyWest, Inc.	146,740

		1,757,553

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Building Products — 0.1%
7,775	Gibraltar Industries, Inc. (a)	146,714

	Commercial Services & Supplies — 4.1%
28,800	ABM Industries, Inc. (m)	827,712
14,000	ARC Document Solutions, Inc. (a)	104,160
6,200	Ceco Environmental Corp.	102,858
72,100	Cenveo, Inc. (a)	219,184
21,450	Deluxe Corp.	1,125,482
2,200	Herman Miller, Inc.	70,686
30,100	Kimball International, Inc., Class B	545,111
9,900	Knoll, Inc.	180,081
15,500	Quad/Graphics, Inc.	363,475
24,600	Steelcase, Inc., Class A	408,606
1,100	UniFirst Corp.	120,934
3,400	United Stationers, Inc.	139,638
12,400	Viad Corp.	298,096

		4,506,023

	Construction & Engineering — 0.8%
2,200	Argan, Inc.	65,406
9,175	EMCOR Group, Inc.	429,298
13,118	Tutor Perini Corp. (a)	376,093

		870,797

	Electrical Equipment — 1.6%
3,700	Acuity Brands, Inc.	490,509
10,800	Brady Corp., Class A	293,220
6,000	EnerSys, Inc.	415,740
5,100	Generac Holdings, Inc.	300,747
3,800	LSI Industries, Inc.	31,122
2,800	Regal-Beloit Corp.	203,588

		1,734,926

	Machinery — 2.9%
8,100	Albany International Corp., Class A	287,874
4,800	Barnes Group, Inc.	184,656
4,000	Columbus McKinnon Corp. (a)	107,160
13,100	Federal Signal Corp. (a)	195,190
1,300	FreightCar America, Inc.	30,212
9,600	Global Brass & Copper Holdings, Inc.	151,392
3,700	Hardinge, Inc.	53,280
3,200	Hyster-Yale Materials Handling, Inc.	312,000
6,200	Kadant, Inc.	226,114
4,500	LB Foster Co., Class A	210,825
8,200	NN, Inc.	161,540
800	Standex International Corp.	42,864
8,000	TriMas Corp. (a)	265,600
15,300	Wabash National Corp. (a)	210,528
7,400	Wabtec Corp.	573,500
1,000	Watts Water Technologies, Inc., Class A	58,690
9,000	Xerium Technologies, Inc. (a)	144,450

		3,215,875

	Professional Services — 0.9%
7,200	Barrett Business Services, Inc.	428,904
2,900	Heidrick & Struggles International, Inc.	58,203
1,600	Kelly Services, Inc., Class A	37,968
3,300	Paylocity Holding Corp. (a)	79,365
6,400	RPX Corp. (a)	104,192
2,400	TriNet Group, Inc. (a)	51,144
5,400	TrueBlue, Inc. (a)	158,004
1,900	VSE Corp.	100,130

		1,017,910

	Road & Rail — 1.0%
500	AMERCO	116,060
3,800	Arkansas Best Corp.	140,410
2,100	Avis Budget Group, Inc. (a)	102,270
18,300	Quality Distribution, Inc. (a)	237,717
3,150	Saia, Inc. (a)	120,362
12,800	Swift Transportation Co. (a)	316,800
2,200	Universal Truckload Services, Inc.	63,580

		1,097,199

	Trading Companies & Distributors — 0.6%
6,875	Applied Industrial Technologies, Inc.	331,650
900	Beacon Roofing Supply, Inc. (a)	34,794
2,800	United Rentals, Inc. (a)	265,832

		632,276

	Total Industrials	17,593,188

	Information Technology — 17.6%
	Communications Equipment — 0.7%
19,982	ARRIS Group, Inc. (a)	563,093
4,653	Aviat Networks, Inc. (a)	7,398
2,000	CalAmp Corp. (a)	55,740
22,800	Extreme Networks, Inc. (a)	132,240
7,000	PC-Tel, Inc.	61,110

		819,581

	Electronic Equipment, Instruments & Components — 2.9%
15,000	Audience, Inc. (a)	187,500
28,200	Benchmark Electronics, Inc. (a)	638,730
11,800	Insight Enterprises, Inc. (a)	296,298
2,100	Littelfuse, Inc.	196,644

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
9,400	Newport Corp. (a)	194,392
61,700	Sanmina Corp. (a)	1,076,665
9,800	SYNNEX Corp. (a)	593,978

		3,184,207

	Internet Software & Services — 3.0%
9,400	Aerohive Networks, Inc. (a)	99,170
2,300	Amber Road, Inc. (a)	35,420
20,700	Carbonite, Inc. (a)	210,933
1,500	Care.com, Inc. (a)	24,825
32,300	Chegg, Inc. (a)	226,100
8,500	Cornerstone OnDemand, Inc. (a)	406,895
3,700	Demandware, Inc. (a)	237,022
1,000	Digital River, Inc. (a)	17,430
10,600	Intralinks Holdings, Inc. (a)	108,438
5,600	Marketo, Inc. (a)	182,952
2,500	Q2 Holdings, Inc. (a)	38,825
22,000	support.com, Inc. (a)	56,100
26,051	United Online, Inc.	301,149
23,844	WebMD Health Corp. (a)	987,142
4,700	Yelp, Inc. (a)	361,571

		3,293,972

	IT Services — 2.4%
12,925	CSG Systems International, Inc.	336,567
2,000	EVERTEC, Inc., (Puerto Rico)	49,400
58,900	Global Cash Access Holdings, Inc. (a)	404,054
19,900	iGATE Corp. (a)	627,646
33,800	Unisys Corp. (a)	1,029,548
5,802	VeriFone Systems, Inc. (a)	196,224

		2,643,439

	Semiconductors & Semiconductor Equipment — 4.6%
6,250	Alpha & Omega Semiconductor Ltd. (a)	46,000
20,475	Amkor Technology, Inc. (a)	140,458
5,600	Brooks Automation, Inc.	61,208
12,000	First Solar, Inc. (a)	837,480
12,500	Integrated Silicon Solution, Inc. (a)	194,375
10,100	Lattice Semiconductor Corp. (a)	79,184
3,700	Nanometrics, Inc. (a)	66,489
9,100	Pericom Semiconductor Corp. (a)	71,253
23,522	Photronics, Inc. (a)	200,643
25,100	Silicon Image, Inc. (a)	173,190
16,400	Skyworks Solutions, Inc. (a)	615,328
22,700	Spansion, Inc., Class A (a)	395,434
69,000	SunEdison, Inc. (a)	1,299,960
66,400	Ultra Clean Holdings, Inc. (a)	873,160

		5,054,162

	Software — 3.6%
16,584	Actuate Corp. (a)	99,836
10,100	Advent Software, Inc.	296,536
1,406	Aspen Technology, Inc. (a)	59,558
2,000	FireEye, Inc. (a)	123,140
5,900	Manhattan Associates, Inc. (a)	206,677
21,800	Pegasystems, Inc.	769,976
7,440	PTC, Inc. (a)	263,599
1,300	Rovi Corp. (a)	29,614
41,900	Take-Two Interactive Software, Inc. (a)	918,867
52,500	TeleCommunication Systems, Inc., Class A (a)	120,750
15,000	Telenav, Inc. (a)	89,400
3,600	TIBCO Software, Inc. (a)	73,152
17,200	TiVo, Inc. (a)	227,556
3,800	Varonis Systems, Inc. (a)	135,888
11,300	Verint Systems, Inc. (a)	530,309

		3,944,858

	Technology Hardware, Storage & Peripherals — 0.4%
10,500	Avid Technology, Inc. (a)	64,050
17,200	QLogic Corp. (a)	219,300
12,800	Super Micro Computer, Inc. (a)	222,336

		505,686

	Total Information Technology	19,445,905

	Materials — 3.7%
	Chemicals — 1.8%
9,400	A Schulman, Inc.	340,844
10,700	Axiall Corp.	480,644
800	FutureFuel Corp.	16,240
4,500	H.B. Fuller Co.	217,260
900	Innospec, Inc.	40,707
6,500	Koppers Holdings, Inc.	267,995
7,600	Minerals Technologies, Inc.	490,656
11,700	OMNOVA Solutions, Inc. (a)	121,446

		1,975,792

	Construction Materials — 0.1%
5,100	Headwaters, Inc. (a)	67,371

	Containers & Packaging — 0.9%
40,100	Graphic Packaging Holding Co. (a)	407,416
5,875	Rock-Tenn Co., Class A	620,224

		1,027,640

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Metals & Mining — 0.6%
5,500	Commercial Metals Co.	103,840
4,400	SunCoke Energy, Inc. (a)	100,496
12,700	Worthington Industries, Inc.	485,775

		690,111

	Paper & Forest Products — 0.3%
5,300	Boise Cascade Co. (a)	151,792
9,300	Resolute Forest Products, Inc., (Canada) (a)	186,837

		338,629

	Total Materials	4,099,543

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
900	Atlantic Tele-Network, Inc.	59,328
9,500	IDT Corp., Class B	158,270
62,500	Inteliquent, Inc.	908,125
16,400	Premiere Global Services, Inc. (a)	197,784
4,750	Straight Path Communications, Inc., Class B (a)	34,960

	Total Telecommunication Services	1,358,467

	Utilities — 2.8%
	Electric Utilities — 1.9%
9,525	El Paso Electric Co.	340,328
3,400	Empire District Electric Co. (The)	82,688
5,500	IDACORP, Inc.	305,085
2,850	MGE Energy, Inc.	111,805
26,975	Portland General Electric Co.	872,372
5,225	UNS Energy Corp.	313,657
1,900	Westar Energy, Inc.	66,804

		2,092,739

	Gas Utilities — 0.7%
419	AGL Resources, Inc.	20,514
900	Chesapeake Utilities Corp.	56,844
3,200	Laclede Group, Inc. (The)	150,880
5,600	New Jersey Resources Corp.	278,880
1,500	Northwest Natural Gas Co.	66,015
2,700	Southwest Gas Corp.	144,315
1,700	WGL Holdings, Inc.	68,102

		785,550

	Independent Power and Renewable Electricity Producers — 0.1%
10,100	Genie Energy Ltd., Class B (a)	100,697

	Water Utilities — 0.1%
900	Artesian Resources Corp., Class A	20,214
5,600	Consolidated Water Co., Ltd., (Cayman Islands)	73,808

		94,022

	Total Utilities	3,073,008

	Total Common Stocks (Cost $74,040,776)	107,019,116

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
230,000	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $230,177)	230,251

SHARES
Short-Term Investment — 3.8%
	Investment Company — 3.8%
4,152,146	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4,152,146)	4,152,146

	Total Investments — 101.1% (Cost $78,423,099)	111,401,513
	Liabilities in Excess of Other Assets — (1.1)%	(1,185,661)

	NET ASSETS — 100.0%	$110,215,852

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
28	E-mini Russell 2000	06/20/14	$3,277,400	$(31,591)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,393,811
Aggregate gross unrealized depreciation	(2,415,397)

Net unrealized appreciation/depreciation	$32,978,414

Federal income tax cost of investments	$78,423,099

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$111,171,262	$230,251	$—	$111,401,513

Depreciation in Other Financial Instruments
Futures Contracts	$(31,591)	$—	$—	$(31,591)

(a)	All portfolio holdings designated in Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for future collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 15.2%
	Auto Components — 0.4%
5,130	TRW Automotive Holdings Corp. (a)	418,711

	Automobiles — 1.8%
47,880	General Motors Co.	1,648,030

	Hotels, Restaurants & Leisure — 1.4%
6,220	Royal Caribbean Cruises Ltd.	339,363
8,440	Starbucks Corp.	619,327
1,890	Starwood Hotels & Resorts Worldwide, Inc.	150,444
2,642	Yum! Brands, Inc.	199,181

		1,308,315

	Household Durables — 0.7%
1,350	Harman International Industries, Inc.	143,640
5,180	Lennar Corp., Class A	205,232
70	NVR, Inc. (a)	80,290
2,970	PulteGroup, Inc.	56,994
4,370	Toll Brothers, Inc. (a)	156,883
380	Whirlpool Corp.	56,795

		699,834

	Internet & Catalog Retail — 1.5%
2,500	Amazon.com, Inc. (a)	841,300
460	Priceline Group, Inc. (The) (a)	548,269

		1,389,569

	Media — 5.9%
8,950	CBS Corp. (Non-Voting), Class B	553,110
25,770	Comcast Corp., Class A	1,289,015
4,640	DISH Network Corp., Class A (a)	288,654
2,250	Time Warner Cable, Inc.	308,655
41,160	Time Warner, Inc.	2,688,983
4,900	Walt Disney Co. (The)	392,343

		5,520,760

	Specialty Retail — 2.8%
2,360	Best Buy Co., Inc.	62,328
15,850	Home Depot, Inc. (The)	1,254,210
11,780	Lowe’s Cos., Inc.	576,042
870	Ross Stores, Inc.	62,248
11,610	TJX Cos., Inc. (The)	704,147

		2,658,975

	Textiles, Apparel & Luxury Goods — 0.7%
2,450	Lululemon Athletica, Inc., (Canada) (a)	128,845
490	Ralph Lauren Corp.	78,856
6,860	V.F. Corp.	424,497

		632,198

	Total Consumer Discretionary	14,276,392

	Consumer Staples — 6.0%
	Beverages — 1.5%
19,690	Coca-Cola Co. (The)	761,215
2,480	Constellation Brands, Inc., Class A (a)	210,726
3,504	Dr. Pepper Snapple Group, Inc.	190,828
4,760	Molson Coors Brewing Co., Class B	280,174

		1,442,943

	Food & Staples Retailing — 1.3%
4,060	Costco Wholesale Corp.	453,421
9,870	CVS Caremark Corp.	738,868

		1,192,289

	Food Products — 0.8%
5,678	General Mills, Inc.	294,234
11,839	Mondelez International, Inc., Class A	409,037

		703,271

	Household Products — 1.5%
3,360	Colgate-Palmolive Co.	217,963
14,887	Procter & Gamble Co. (The)	1,199,892

		1,417,855

	Tobacco — 0.9%
10,190	Philip Morris International, Inc.	834,255

	Total Consumer Staples	5,590,613

	Energy — 10.0%
	Energy Equipment & Services — 3.4%
4,280	Ensco plc, (United Kingdom), Class A	225,898
2,640	Halliburton Co.	155,470
28,988	Schlumberger Ltd.	2,826,330

		3,207,698

	Oil, Gas & Consumable Fuels — 6.6%
3,550	Anadarko Petroleum Corp.	300,898
4,420	Cheniere Energy, Inc. (a)	244,647
8,980	Chevron Corp.	1,067,812
3,710	ConocoPhillips	260,998
2,890	EOG Resources, Inc.	566,931
17,693	Exxon Mobil Corp.	1,728,252
8,650	Marathon Oil Corp.	307,248
1,850	Marathon Petroleum Corp.	161,024
13,699	Occidental Petroleum Corp.	1,305,378
1,560	Phillips 66	120,214

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
2,450	Southwestern Energy Co. (a)	112,725

		6,176,127

	Total Energy	9,383,825

	Financials — 14.6%
	Banks — 4.6%
26,144	Citigroup, Inc.	1,244,455
2,470	SunTrust Banks, Inc.	98,281
58,723	Wells Fargo & Co.	2,920,882
2,150	Zions Bancorporation	66,607

		4,330,225

	Capital Markets — 3.2%
3,030	Ameriprise Financial, Inc.	333,512
5,520	Charles Schwab Corp. (The)	150,862
3,226	Goldman Sachs Group, Inc. (The)	528,580
15,730	Invesco Ltd.	582,010
27,714	Morgan Stanley	863,845
7,440	State Street Corp.	517,452
1,955	TD Ameritrade Holding Corp.	66,372

		3,042,633

	Consumer Finance — 0.5%
1,470	American Express Co.	132,344
4,050	Capital One Financial Corp.	312,498

		444,842

	Diversified Financial Services — 2.3%
94,099	Bank of America Corp.	1,618,503
2,500	IntercontinentalExchange Group, Inc.	494,575

		2,113,078

	Insurance — 3.7%
14,088	ACE Ltd., (Switzerland)	1,395,557
2,930	American International Group, Inc.	146,529
2,990	Axis Capital Holdings Ltd., (Bermuda)	137,092
12,040	Marsh & McLennan Cos., Inc.	593,572
18,850	MetLife, Inc.	995,280
2,490	Travelers Cos., Inc. (The)	211,899

		3,479,929

	Real Estate Investment Trusts (REITs) — 0.3%
590	Boston Properties, Inc.	67,573
1,070	Simon Property Group, Inc.	175,480

		243,053

	Total Financials	13,653,760

	Health Care — 14.1%
	Biotechnology — 2.7%
560	Aegerion Pharmaceuticals, Inc. (a)	25,827
2,260	Alexion Pharmaceuticals, Inc. (a)	343,814
3,036	Biogen Idec, Inc. (a)	928,621
5,729	Celgene Corp. (a)	799,768
5,830	Vertex Pharmaceuticals, Inc. (a)	412,298

		2,510,328

	Health Care Equipment & Supplies — 0.9%
8,080	Abbott Laboratories	311,161
2,370	Baxter International, Inc.	174,384
4,830	Stryker Corp.	393,500

		879,045

	Health Care Providers & Services — 3.1%
5,370	Humana, Inc.	605,307
2,360	McKesson Corp.	416,705
23,100	UnitedHealth Group, Inc.	1,893,969

		2,915,981

	Health Care Technology — 0.4%
560	athenahealth, Inc. (a)	89,734
4,747	Cerner Corp. (a)	267,019

		356,753

	Pharmaceuticals — 7.0%
1,060	Allergan, Inc.	131,546
26,120	Bristol-Myers Squibb Co.	1,356,934
39,230	Johnson & Johnson	3,853,563
19,712	Merck & Co., Inc.	1,119,050
710	Perrigo Co. plc, (Ireland)	109,809

		6,570,902

	Total Health Care	13,233,009

	Industrials — 11.0%
	Aerospace & Defense — 3.9%
18,890	Honeywell International, Inc.	1,752,236
15,975	United Technologies Corp.	1,866,519

		3,618,755

	Airlines — 0.8%
9,360	Delta Air Lines, Inc.	324,324
10,120	United Continental Holdings, Inc. (a)	451,656

		775,980

	Building Products — 0.4%
17,290	Masco Corp.	384,011

	Construction & Engineering — 1.3%
14,460	Fluor Corp.	1,123,976

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Construction & Engineering — Continued
2,000	Jacobs Engineering Group, Inc. (a)	127,000

		1,250,976

	Electrical Equipment — 1.7%
12,610	Eaton Corp. plc, (Ireland)	947,263
9,178	Emerson Electric Co.	613,090

		1,560,353

	Machinery — 1.5%
2,540	Flowserve Corp.	198,984
16,523	PACCAR, Inc.	1,114,311
1,190	SPX Corp.	116,989

		1,430,284

	Road & Rail — 1.3%
28,430	CSX Corp.	823,617
2,000	Union Pacific Corp.	375,320

		1,198,937

	Trading Companies & Distributors — 0.1%
480	W.W. Grainger, Inc.	121,277

	Total Industrials	10,340,573

	Information Technology — 20.0%
	Communications Equipment — 2.8%
45,183	Cisco Systems, Inc.	1,012,551
20,084	QUALCOMM, Inc.	1,583,824

		2,596,375

	Internet Software & Services — 3.7%
10,210	eBay, Inc. (a)	564,000
1,690	Facebook, Inc., Class A (a)	101,806
2,422	Google, Inc., Class A (a)	2,699,343
600	LinkedIn Corp., Class A (a)	110,964

		3,476,113

	IT Services — 2.2%
7,560	Accenture plc, (Ireland), Class A	602,683
870	Alliance Data Systems Corp. (a)	237,032
6,420	Cognizant Technology Solutions Corp., Class A (a)	324,916
4,070	Visa, Inc., Class A	878,550

		2,043,181

	Semiconductors & Semiconductor Equipment — 4.0%
19,757	Applied Materials, Inc.	403,438
16,970	Avago Technologies Ltd., (Singapore)	1,093,038
10,460	Freescale Semiconductor Ltd. (a)	255,328
12,690	KLA-Tencor Corp.	877,387
14,916	Lam Research Corp. (a)	820,380
5,210	Teradyne, Inc. (a)	103,627
3,740	Xilinx, Inc.	202,970

		3,756,168

	Software — 4.1%
8,440	Adobe Systems, Inc. (a)	554,846
4,750	Citrix Systems, Inc. (a)	272,792
50,043	Microsoft Corp.	2,051,262
21,210	Oracle Corp.	867,701
1,330	VMware, Inc., Class A (a)	143,667

		3,890,268

	Technology Hardware, Storage & Peripherals — 3.2%
4,918	Apple, Inc.	2,639,687
13,040	EMC Corp.	357,427
1,520	Hewlett-Packard Co.	49,187

		3,046,301

	Total Information Technology	18,808,406

	Materials — 3.8%
	Chemicals — 1.5%
4,694	Axiall Corp.	210,854
5,240	Dow Chemical Co. (The)	254,612
2,090	Methanex Corp., (Canada)	133,635
6,390	Monsanto Co.	726,990
700	Sherwin-Williams Co. (The)	137,991

		1,464,082

	Construction Materials — 0.1%
460	Martin Marietta Materials, Inc.	59,041

	Containers & Packaging — 0.1%
2,540	Ball Corp.	139,217

	Metals & Mining — 2.0%
51,774	Alcoa, Inc.	666,332
20,004	Freeport-McMoRan Copper & Gold, Inc.	661,532
18,710	United States Steel Corp.	516,583

		1,844,447

	Paper & Forest Products — 0.1%
1,680	International Paper Co.	77,078

	Total Materials	3,583,865

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
36,303	Verizon Communications, Inc.	1,726,934

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 2.1%
	Electric Utilities — 1.0%
2,400	American Electric Power Co., Inc.	121,584
8,332	FirstEnergy Corp.	283,538
5,630	NextEra Energy, Inc.	538,341

		943,463

	Multi-Utilities — 1.1%
5,310	Dominion Resources, Inc.	376,957
1,890	DTE Energy Co.	140,408
6,500	NiSource, Inc.	230,945
2,029	Public Service Enterprise Group, Inc.	77,386
2,020	Sempra Energy	195,455

		1,021,151

	Total Utilities	1,964,614

	Total Common Stocks (Cost $75,663,384)	92,561,991

Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,382,975	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $1,382,975)	1,382,975

	Total Investments — 100.1% (Cost $77,046,359)	93,944,966
	Liabilities in Excess of Other Assets — (0.1)%	(59,594)

	NET ASSETS — 100.0%	$93,885,372

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	06/20/14	$186,460	$1,556

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,252,254
Aggregate gross unrealized depreciation	(353,647)

Net unrealized appreciation/depreciation	$16,898,607

Federal income tax cost of investments	$77,046,359

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$93,944,966	$—	$—	$93,944,966

Appreciation in Other Financial Instruments
Futures Contracts	$1,556	$—	$—	$1,556

(a)	All Portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2014